Filed Pursuant to Rule 497(e)
1933 Act File No. 033-52154
1940 Act File No. 811-07168

PROSPECTUS & OVERVIEW
FEBRUARY 28, 2014
(Amended and Restated as of September 30, 2014)

DOMESTIC EQUITY	Investor	Institutional
Hennessy Cornerstone Growth Fund	HFCGX	HICGX
Hennessy Focus Fund	HFCSX	HFCIX
Hennessy Cornerstone Mid Cap 30 Fund	HFMDX	HIMDX
Hennessy Cornerstone Large Growth Fund	HFLGX	HILGX
Hennessy Cornerstone Value Fund	HFCVX	HICVX
Hennessy Large Value Fund	HLVFX	HLVIX
Hennessy Total Return Fund	HDOGX

BALANCED & FIXED INCOME
Hennessy Equity and Income Fund	HEIFX	HEIIX
Hennessy Balanced Fund	HBFBX
Hennessy Core Bond Fund	HCBFX	HCBIX

SECTOR & SPECIALTY
Hennessy Gas Utility Index Fund	GASFX
Hennessy Small Cap Financial Fund	HSFNX	HISFX
Hennessy Large Cap Financial Fund	HLFNX
Hennessy Technology Fund	HTECX	HTCIX
Hennessy Japan Fund	HJPNX	HJPIX
Hennessy Japan Small Cap Fund	HJPSX

Investing, Uncompromised

hennessyfunds.com | 1-800-966-4354

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds or determined if this Prospectus is accurate or complete.
Any representation to the contrary is a criminal offense.

(This Page Intentionally Left Blank.)

CONTENTS

Contents

Summary Information:
Domestic Equity
Hennessy Cornerstone Growth Fund	2
Hennessy Focus Fund	5
Hennessy Cornerstone Mid Cap 30 Fund	8
Hennessy Cornerstone Large Growth Fund	11
Hennessy Cornerstone Value Fund	14
Hennessy Large Value Fund	17
Hennessy Total Return Fund	20
Balanced & Fixed Income
Hennessy Equity and Income Fund	23
Hennessy Balanced Fund	27
Hennessy Core Bond Fund	30
Sector & Specialty
Hennessy Gas Utility Index Fund	33
Hennessy Small Cap Financial Fund	36
Hennessy Large Cap Financial Fund	39
Hennessy Technology Fund	42
Hennessy Japan Fund	45
Hennessy Japan Small Cap Fund	48
Important Additional Fund Information	51
Additional Investment Information	52
Historical Performance	53
Management of the Funds	55
Shareholder Information
Pricing of Fund Shares	59
Classes of Shares	59
Account Minimum Investments	59
Market Timing Policy	60
Telephone Privileges	60
How to Purchase Shares	60
Automatic Investment Plan	62
Retirement Plans	62
How to Sell Shares	62
How to Exchange Shares	64
Systematic Cash Withdrawal Program	65
Dividends and Distributions	65
Tax Information	66
Index Descriptions	66
Householding	67
Electronic Delivery	67
Financial Highlights	69

An investment in a Fund is not a deposit with a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Fund prices will fluctuate and it is possible to lose money.

HENNESSY FUNDS	1-800-966-4354

Investor: HFCGX
Institutional: HICGX

HENNESSY CORNERSTONE GROWTH FUND

Investment Objective

The Hennessy Cornerstone Growth Fund seeks long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
		Investor		Institutional
Sales charge (load)		None		None
Redemption fee		None		None
Exchange fee		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%		0.74%
Distribution and Service (12b-1) Fees		None		None
Other Expenses		0.55%		0.37%
Shareholder Servicing	0.10%		None
All Remaining
Other Expenses	0.45%		0.37%
Total Annual Fund
Operating Expenses		1.29%		1.11%
Expense Reimbursement		N/A		(0.13)%1
Net Expenses		1.29%		0.98%

1
The Fund’s investment manager has contractually agreed to insure that total operating expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund.  This contractual arrangement will continue indefinitely unless the Fund’s Board of Trustees terminates it.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$131	$409	$708	$1,556
Institutional	$100	$340	$599	$1,340

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the Hennessy Cornerstone Growth Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Growth Fund”), had a portfolio turnover rate of 105% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in growth-oriented common stocks by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Growth Strategy® (the “Growth Strategy”). The stocks in which the Fund may invest are both domestic and foreign companies whose securities are listed on a U.S. national securities exchange and American Depositary Receipts, which are foreign securities traded on U.S. exchanges. Generally, a majority of the companies selected by the Growth Strategy are small cap companies (companies with a market capitalization under $1 billion), but the Growth Strategy may also select medium cap companies (companies with a market capitalization of $1 billion to $8 billion) and large cap companies (companies with a market capitalization in excess of $8 billion). As of January 31, 2014, the average and median market capitalization of the stocks held by the Fund is $8.7 billion and $3.5 billion, respectively. From a universe of stocks with market capitalization exceeding $175 million, the Growth Strategy selects the 50 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1)	Price-to-sales ratio below 1.5

This value criterion helps to uncover relative bargains. The Growth Strategy uses sales as its guide because sales figures are more difficult for companies to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY CORNERSTONE GROWTH FUND

2)	Annual earnings that are higher than the previous year
While we have found that sales may be the best indicator of a company’s value, the Growth Strategy considers improved earnings to be a key indicator of a company’s financial strength.

3)	Positive stock price appreciation, or relative strength, over the past three and six-month periods
Historically, relative strength has been one of the most influential variables in predicting which stocks will outperform the market.

The Fund purchases 50 stocks as dictated by the Growth Strategy, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Growth Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Growth Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to the Growth Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Growth Strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Small- and Medium-Sized Companies Risk: The Fund invests in small- and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk: The Fund invests in American Depositary Receipts, which are foreign securities traded on U.S. exchanges. There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Growth Style Risk:  A growth style of investing may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth.  Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery.  There is the risk that the growth investment style may be out of favor for a period of time.  At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) that the Fund must pay, and will increase realized gains (or losses) to investors, which may lower the Fund’s after-tax performance.

Performance Information

The Fund is the successor to the Predecessor Growth Fund pursuant to a reorganization that took place after the close of business on February 28, 2014. The performance information provided for the periods on or prior to February 28, 2014 is historical information for the Predecessor Growth Fund. The Predecessor Growth Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of

HENNESSY FUNDS	1-800-966-4354

Investor: HFCGX
Institutional: HICGX

broad measures of market performance, the Russell 2000® Index and the S&P 500 Index. For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY CORNERSTONE GROWTH FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 23.23% for the quarter ended March 31, 2012 and the lowest quarterly return was -29.48% for the quarter ended September 30, 2011.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)

	One	Five	Ten
	Year	Year	Year
Hennessy Cornerstone
Growth Fund – Investor

Return before taxes	35.89%	14.21%	4.43%

Return after taxes
on distributions	35.89%	14.21%	3.53%

Return after taxes
on distributions and
sale of Fund shares	20.31%	11.44%	3.74%

Hennessy Cornerstone
Growth Fund – Institutional

Return before taxes	36.43%	14.61%	4.64%

Russell 2000® Index
(reflects no deduction for
fees, expenses or taxes)	38.82%	20.08%	9.07%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	32.39%	17.94%	7.41%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The inception date of the Fund’s Institutional Class is March 3, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Portfolio Manager to the Fund, and has been the President, Chief Executive Officer and Chairman of the Board of Directors of the Manager, a registered investment advisor, since its organization in 1989.  Mr. Peery serves as Co-Portfolio Manager of the Fund, a capacity in which he has served since February 2011, and has been employed by the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY FOCUS FUND

HENNESSY FOCUS FUND

Investment Objective

The Hennessy Focus Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

	Investor	Institutional
Sales charge (load)	None	None
Redemption fee	None	None
Exchange fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses1	0.29%	0.24%
Total Annual Fund Operating Expenses	1.44%	1.14%

1
Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets. Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$147	$456	$787	$1,724
Institutional	$116	$362	$628	$1,386

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests primarily in securities of companies traded in domestic markets.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments and debt instruments.  The Portfolio Managers invest in the stocks of companies of any size without regard to market capitalization.

The Portfolio Managers implement the Fund’s strategy by focusing on companies whose valuations in the market are modest, that earn higher than average economic returns, are well managed and have ample opportunity to reinvest excess profits at above average rates.  Once a potential investment is identified, the Portfolio Managers attempt to purchase shares at a price they believe represents a discount to a conservative estimate of the company’s intrinsic value.

The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.  During declining markets, holding larger than usual cash reserves may allow the Fund to purchase securities at a discount.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate

HENNESSY FUNDS	1-800-966-4354

Investor: HFCSX
Institutional: HFCIX

due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small- and Medium-Sized Companies Risk:  The Fund invests in small- and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Non-Diversification Risk:  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Performance Information

The Fund is the successor to the FBR Focus Fund (the “Predecessor Focus Fund”) pursuant to a reorganization that took place after the close of business on October 26, 2012. The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Focus Fund. The Predecessor Focus Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Fund invests, the Russell 3000® Index and the Russell MidCap® Growth Index.  For additional information on this index, please see “Index Descriptions” on page 66 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Prior to January 1, 2008, the Fund operated pursuant to a different investment strategy.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY FOCUS FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 19.82% for the quarter ended June 30, 2009 and the lowest quarterly return was -16.38% for the quarter ended December 31, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY FOCUS FUND

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)

	One	Five	Ten
	Year	Year	Year
Hennessy Focus
Fund – Investor

Return before taxes	35.33%	22.39%	12.31%

Return after taxes
on distributions	34.80%	21.49%	11.54%

Return after taxes
on distributions and
sale of Fund shares	20.41%	18.55%	10.25%

Hennessy Focus
Fund – Institutional

Return before taxes	35.70%	22.82%	12.51%

Russell 3000® Index
(reflects no deduction for
fees, expenses or taxes)	33.55%	18.71%	7.88%

Russell MidCap®
Growth Index
(reflects no deduction for
fees, expenses or taxes)	35.74%	23.37%	9.77%

We use the Russell MidCap® Growth Index because that index compares the Fund’s performance with the returns of an index of funds holding investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary.

The inception date of the Fund’s Institutional Class is May 30, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

The Fund’s primary index has changed.  Previously, the Fund used the Russell 2000® Index, which is a small-capitalization index, as its primary index.  The Fund is now compared to the Russell 3000® Index, which is a broader market index than the Russell 2000® Index, because it better reflects both the underlying holdings of the Fund and the investible stock universe for the Fund.  The Russell 3000® Index is a combination of the Russell 2000® Index and the Russell 1000® Index, which is a small-capitalization index and a large-capitalization index, respectively.  The average annual total returns of the Russell 2000® Index for the one-year, five-year and ten-year periods ended December 31, 2013 were 38.82%, 20.08%, and 9.07%, respectively.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor to the Fund is Broad Run Investment Management, LLC.

Portfolio Managers

David S. Rainey, CFA, Brian E. Macauley, CFA, and Ira M. Rothberg, CFA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program.  Messrs. Rainey, Macauley and Rothberg each serve as a Co-Portfolio Manager of the Fund and have served in this capacity since August 2009.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

Investor: HFMDX
Institutional: HIMDX

HENNESSY CORNERSTONE MID CAP 30 FUND

Investment Objective

The Hennessy Cornerstone Mid Cap 30 Fund seeks long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
		Investor		Institutional
Sales charge (load)		None		None
Redemption fee		None		None
Exchange fee		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%		0.74%
Distribution and Service (12b-1) Fees		None		None
Other Expenses		0.57%		0.37%
Shareholder Servicing	0.10%		None
All Remaining
Other Expenses	0.47%		0.37%
Total Annual Fund
Operating Expenses		1.31%		1.11%
Expense Reimbursement		N/A		(0.13)%1
Net Expenses		1.31%		0.98%

1
The Fund’s investment manager has contractually agreed to insure that total operating expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund.  This contractual arrangement will continue indefinitely unless the Fund’s Board of Trustees terminates it.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$133	$415	$718	$1,579
Institutional	$100	$340	$599	$1,340

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the Hennessy Cornerstone Mid Cap 30 Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Mid Cap 30 Fund”), had a portfolio turnover rate of 212% of the average value of its portfolio.

Principal Investment Strategy

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in medium cap growth-oriented stocks (medium cap companies are companies with a market capitalization of $1 billion to $10 billion) by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Mid Cap 30 Formula® (the “Formula”). The Formula selects companies which have between $1 billion and $10 billion in market value, and excludes American Depositary Receipts, or “ADRs”. The Formula selects the 30 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1)	Price-to-sales ratio below 1.5

This value criterion helps to uncover relative bargains. The Formula uses sales as its guide because sales figures are more difficult for companies to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

2)	Annual earnings that are higher than the previous year
While we have found that sales may be the best indicator of a company’s value, the Formula considers improved earnings to be a key indicator of a company’s financial strength.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY CORNERSTONE MID CAP 30 FUND

3)	Positive stock price appreciation, or relative strength, over the past three and six-month periods.
Historically, relative strength has been one of the most influential variables in predicting which stocks will outperform the market.

The Fund purchases 30 stocks as dictated by the Formula, weighted equally by dollar amount, with 3.33% of the portfolio’s assets invested in each. Using the Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the fall. Stocks meeting the Formula’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 3.33% weighting.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to the Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Formula, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Medium-Sized Companies Risk: The Fund invests in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Growth Style Risk:  A growth style of investing may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth.  Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery.  There is the risk that the growth investment style may be out of favor for a period of time.  At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) that the Fund must pay, and will increase realized gains (or losses) to investors, which may lower the Fund’s after-tax performance.

Performance Information

The Fund is the successor to the Predecessor Mid Cap 30 Fund pursuant to a reorganization that took place after the close of business on February 28, 2014. The performance information provided for the periods on or prior to February 28, 2014 is historical information for the Predecessor Mid Cap 30 Fund. The Predecessor Mid Cap 30 Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance, the Russell Midcap® Index and the S&P 500 Index. For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY FUNDS	1-800-966-4354

Investor: HFMDX
Institutional: HIMDX

HENNESSY CORNERSTONE MID CAP 30 FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 17.97% for the quarter ended March 31, 2006 and the lowest quarterly return was -22.59% for the quarter ended September 30, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)

	One	Five	Ten
	Year	Year	Year
Hennessy Cornerstone
Mid Cap 30 Fund – Investor

Return before taxes	29.63%	19.55%	11.44%

Return after taxes
on distributions	27.40%	19.09%	10.74%

Return after taxes on
distributions and sale
of Fund shares	18.56%	15.98%	9.53%

Hennessy Cornerstone
Mid Cap 30 Fund – Institutional

Return before taxes	30.06%	20.00%	11.68%

Russell Midcap® Index
(reflects no deduction for
fees, expenses or taxes)	34.76%	22.36%	10.22%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	32.39%	17.94%	7.41%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

The inception date of the Fund’s Institutional Class is March 3, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

The Fund’s primary index has changed.  Previously, the Fund used the S&P Midcap 400 Index as its primary index.  The Fund is now compared to the Russell Midcap® Index so that the fund complex is consistently benchmarking against the appropriate Russell index when benchmarking against discrete asset classes.  The average annual total returns of the S&P Midcap 400 Index for the one-year, five-year and ten-year periods ended December 31, 2013 were 33.50%, 21.89%, and 10.36%, respectively.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Portfolio Manager to the Fund, and has been the President, Chief Executive Officer and Chairman of the Board of Directors of the Manager, a registered investment advisor, since its organization in 1989.  Mr. Peery serves as Co-Portfolio Manager of the Fund, a capacity in which he has served since February 2011, and has been employed by the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY CORNERSTONE LARGE GROWTH FUND

HENNESSY CORNERSTONE LARGE GROWTH FUND

Investment Objective

The Hennessy Cornerstone Large Growth Fund seeks long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

	Investor	Institutional
Sales charge (load)	None	None
Redemption fee	None	None
Exchange fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.74%		0.74%
Distribution and Service (12b-1) Fees		None		None
Other Expenses		0.45%		0.36%
Shareholder Servicing Fee	0.10%		None
All Remaining
Other Expenses	0.35%		0.36%
Total Annual Fund
Operating Expenses		1.19%		1.10%
Expense Reimbursement		N/A		(0.12	)%1
Net Expenses		1.19%		0.98%

1
The Fund’s investment manager has contractually agreed to insure that total operating expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund.  This contractual arrangement will continue indefinitely unless the Fund’s Board of Trustees terminates it.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$121	$378	$654	$1,443
Institutional	$100	$338	$595	$1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in growth-oriented common stocks of larger companies by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Large Growth Formula (the “Large Growth Formula”). The Large Growth Formula excludes American Depositary Receipts, or ADRs. The Large Growth Formula selects the 50 common stocks that meet the following criteria, in order:

1)	Market capitalization that exceeds the average of the Database

2)	Price-to-cash flow ratio less than the median of the Database
This value criterion helps to uncover relative bargains among large companies.

3)	Positive total capital

4)	Highest one-year return on total capital
Return on total capital is a good measurement of how well a company is utilizing its limited resources to maximize growth.

The Fund purchases 50 stocks as dictated by the Large Growth Formula, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each.  Using the Large Growth Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter.  Stocks meeting the Large Growth Formula’s criteria not currently in the portfolio will be purchased, and stocks that no longer meet the criteria will be sold.  Holdings of all stocks in the Fund that continue to

HENNESSY FUNDS	1-800-966-4354

Investor: HFLGX
Institutional: HILGX

meet the criteria will be appropriately increased or decreased to result in an equal 2% weighting.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to the Large Growth Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Large Growth Formula, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Medium-Sized Company Risk: The Fund may invest in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance, the Russell 1000® Index and the S&P 500 Index. For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY CORNERSTONE LARGE GROWTH FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 21.26% for the quarter ended June 30, 2009 and the lowest quarterly return was -15.98% for the quarter ended September 30, 2011.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)

		Since
		Inception
	One Year	(3/20/09)

Hennessy Cornerstone Large
Growth Fund – Investor

Return before taxes	33.79%	23.59%

Return after taxes
on distributions	31.91%	22.34%

Return after taxes on
distributions and sale
of Fund shares	20.60%	19.56%

Hennessy Cornerstone Large
Growth Fund – Institutional

Return before taxes	34.08%	23.95%

Russell 1000® Index
(reflects no deduction for
fees, expenses or taxes)	33.11%	23.28%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	32.39%	22.73%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY CORNERSTONE LARGE GROWTH FUND

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Portfolio Manager to the Fund, and has been the President, Chief Executive Officer and Chairman of the Board of Directors of the Manager, a registered investment advisor, since its organization in 1989.  Mr. Peery serves as Co-Portfolio Manager of the Fund, a capacity in which he has served since February 2011, and has been employed by the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

Investor: HFCVX
Institutional: HICVX

HENNESSY CORNERSTONE VALUE FUND

Investment Objective

The Hennessy Cornerstone Value Fund seeks total return, consisting of capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
		Investor		Institutional
Sales charge (load)		None		None
Redemption fee		None		None
Exchange fee		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%		0.74%
Distribution and Service (12b-1) Fees		None		None
Other Expenses		0.48%		0.36%
Shareholder Servicing	0.10%		None
All Remaining
Other Expenses	0.38%		0.36%
Total Annual Fund
Operating Expenses		1.22%		1.10%
Expense Reimbursement		N/A		(0.12)%
Net Expenses		1.22%		0.98%

1
The Fund’s investment manager has contractually agreed to insure that total operating expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund.  This contractual arrangement will continue indefinitely unless the Fund’s Board of Trustees terminates it.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$124	$387	$670	$1,477
Institutional	$100	$338	$595	$1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the Hennessy Cornerstone Value Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Value Fund”), had a portfolio turnover rate of 41% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in larger, dividend-paying companies (companies with market capitalization that exceeds the average of the Database) by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Value Strategy® (the “Value Strategy”). The stocks in which the Fund may invest are both domestic and foreign companies whose securities are listed on a U.S. national securities exchange and American Depositary Receipts, which are foreign securities traded on U.S. exchanges. The Value Strategy involves the identification of a universe of larger, widely-held companies with strong sales and cash flow known as the Market Leaders Universe™ (“Market Leaders”). As of January 31, 2014, the average market capitalization of the stocks held by the Fund is $98.6 billion. From the universe of Market Leaders, the Value Strategy selects the 50 common stocks with the highest dividend yield as of the date of purchase that also meet the following criteria:

1)	Market capitalization that exceeds the average of the Database

2)	Number of shares outstanding that exceeds the average of the Database

3)	Twelve-month sales that are 50% greater than the average of the Database

4)	Cash flow that exceeds the average of the Database

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY CORNERSTONE VALUE FUND

The Fund purchases 50 stocks as dictated by the Value Strategy, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Value Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Value Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to the Value Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Value Strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Medium-Sized Companies Risk: The Fund may invest in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Value Investing Risk:  The value approach to investing involves the risk that value stocks may remain undervalued.  Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on growth stocks.

Foreign Securities Risk: The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges. There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Performance Information

The Fund is the successor to the Predecessor Value Fund pursuant to a reorganization that took place after the close of business on February 28, 2014. The performance information provided for the periods on or prior to February 28, 2014 is historical information for the Predecessor Value Fund. The Predecessor Value Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Fund invests, the S&P 500 Index and the Russell 1000® Value Index. For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY CORNERSTONE VALUE FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 28.59% for the quarter ended September 30, 2009 and the lowest quarterly return was -22.40% for the quarter ended December 31, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

HENNESSY FUNDS	1-800-966-4354

Investor: HFCVX
Institutional: HICVX

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)
	One	Five	Ten
	Year	Year	Year
Hennessy Cornerstone
Value Fund – Investor

Return before taxes	26.40%	19.64%	6.74%

Return after taxes
on distributions	25.66%	19.12%	6.25%

Return after taxes
on distributions and
sale of Fund shares	15.55%	16.11%	5.47%

Hennessy Cornerstone
Value Fund – Institutional

Return before taxes	26.74%	19.99%	6.91%

Russell 1000® Value Index
(reflects no deduction for
fees, expenses or taxes)	32.53%	16.67%	7.58%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	32.39%	17.94%	7.41%

We use the Russell 1000® Value Index because that index compares the Fund’s performance with the returns of an index of funds holding investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary.

The inception date of the Fund’s Institutional Class is March 3, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Portfolio Manager to the Fund, and has been the President, Chief Executive Officer and Chairman of the Board of Directors of the Manager, a registered investment advisor, since its organization in 1989.  Mr. Peery serves as Co-Portfolio Manager of the Fund, a capacity in which he has served since February 2011, and has been employed by the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY LARGE VALUE FUND

HENNESSY LARGE VALUE FUND

Investment Objective

The Hennessy Large Value Fund seeks long-term growth of capital and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

	Investor	Institutional
Sales charge (load)	None	None
Redemption fee	None	None
Exchange fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.85%		0.85%
Distribution and Service (12b-1) Fees		None		None
Other Expenses		0.48%		0.29%
Shareholder Servicing Fee	0.10%		None
All Remaining
Other Expenses	0.38%		0.29%
Total Annual Fund
Operating Expenses		1.33%		1.14%
Expense Reimbursement		N/A		(0.16	)%1
Net Expenses		1.33%		0.98%

1
The Fund’s investment manager has contractually agreed to insure that total operating expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund.  This contractual arrangement will continue indefinitely unless the Fund’s Board of Trustees terminates it.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$135	$421	$729	$1,601
Institutional	$100	$346	$612	$1,372

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks that are considered to be undervalued in relation to earnings, dividends and/or assets.  The Fund invests in stocks that, at the time of initial purchase, meet each of the following criteria:

•	stocks that the portfolio managers consider to be undervalued based on their earnings, dividends and/or assets or other widely recognized stock valuation measurements; and
•	stocks thatthe portfolio managers believe have sound businesses with good future potential based on their fundamental characteristics.

The Fund normally invests for the long-term, but may sell a security at any time that the Fund’s portfolio managers consider it to be overvalued or otherwise unfavorable.  With respect to stocks, the Fund generally requires a minimum market capitalization of $1 billion at time of purchase, and there is no maximum market capitalization.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

HENNESSY FUNDS	1-800-966-4354

Investor: HLVFX
Institutional: HLVIX

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Medium-Sized Companies Risk: The Fund may invest in medium-sized companies, that may have more limited liquidity and greater price volatility than larger, more established companies.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) that the Fund must pay, and will increase realized gains (or losses) to investors, which may lower the Fund’s after-tax performance.

Performance Information

The Fund is the successor to the Tamarack Value Fund pursuant to a reorganization that took place on March 20, 2009. The performance information provided for the periods from April 19, 2004 to March 20, 2009 is historical information for the Tamarack Value Fund’s Class S shares. The Tamarack Value Fund was managed by RBC Global Asset Management (U.S.) Inc. (formerly known as Voyageur Asset Management Inc.) and had the same investment objective and a similar investment strategy as the Fund. The performance information provided for periods prior to April 19, 2004 is historical information for the Babson Value Fund, the predecessor to the Tamarack Value Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Fund invests, the S&P 500 Index and the Russell 1000® Value Index. For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY LARGE VALUE FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 16.42% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.02% for the quarter ended December 31, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY LARGE VALUE FUND

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)

	One	Five	Ten
	Year	Year	Year
Hennessy Large
Value Fund – Investor

Return before taxes	28.27%	14.70%	5.90%

Return after taxes
on distributions	28.04%	14.52%	4.62%

Return after taxes
on distributions and
sale of Fund shares	16.20%	11.87%	4.99%

Hennessy Large
Value Fund – Institutional

Return before taxes	28.73%	15.13%	6.09%

Russell 1000® Value Index
(reflects no deduction for
fees, expenses or taxes)	32.53%	16.67%	7.58%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	32.39%	17.94%	7.41%

We use the Russell 1000® Value Index because that index compares the Fund’s performance with the returns of an index of funds holding investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

For periods prior to March 20, 2009, performance shown reflects the performance of the Tamarack Value Fund’s Class S shares and includes expenses that are not applicable to and are different than those of the Investor Class and Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor to the Fund is RBC Global Asset Management (U.S.) Inc.

Portfolio Managers

Stuart A. Lippe (lead manager), Barbara S. Browning, CFA, and Adam D. Scheiner, CFA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment strategy.  Mr. Lippe, Ms. Browning, and Mr. Scheiner have each been with RBC Global Asset Management (U.S.) Inc. since 2007 in the role of Senior Portfolio Manager.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.
HENNESSY FUNDS	1-800-966-4354

HDOGX

HENNESSY TOTAL RETURN FUND

Investment Objective

The Hennessy Total Return Fund seeks total return, consisting of capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)		None
Redemption fee		None
Exchange fee		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.15%
Other Expenses		0.62%
Shareholder Servicing	0.10%
Interest Expense	0.10%
All Remaining Other Expenses	0.42%
Total Annual Fund Operating Expenses		1.37%

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$139	$434	$750	$1,646

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the Hennessy Total Return Fund, a series of The Hennessy Funds, Inc. (the “Predecessor Total Return Fund”), had a portfolio turnover rate of 31% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in the ten highest dividend-yielding Dow Jones Industrial Average (“DJIA”)* stocks (known as the “Dogs of the Dow”), and in U.S. Treasury securities with a maturity of less than one year.

The Fund invests approximately 50% of its assets in the ten “Dogs of the Dow” stocks, in roughly equal dollar amounts, and approximately 50% of its assets in U.S. Treasury securities with a maturity of less than one year. The Fund then utilizes a borrowing strategy which allows the Fund’s performance to approximate what it would be if the Fund had an asset allocation of roughly 75% Dogs of the Dow stocks and 25% U.S. Treasury securities. The Fund typically will borrow money by entering into reverse repurchase agreements secured by its portfolio of U.S. Treasury securities.

On numerous dates throughout the year, the Manager will determine the ten highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund will then purchase those stocks in approximately equal dollar amounts until the next determination of the ten highest yielding DJIA stocks. The Fund also purchases from time to time an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year.

*
The Dow Jones Industrial Average is the property of the Dow Jones & Company, Inc. Dow Jones & Company, Inc. is not affiliated with the Hennessy Funds or its investment advisor. Dow Jones & Company, Inc. has not participated in any way in the creation of the Hennessy Funds or in the selection of stocks included in the Hennessy Funds and has not approved any information included in this Prospectus.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY TOTAL RETURN FUND

The Fund holds its stock investments for one year, including stocks that are no longer one of the ten highest yielding stocks in the DJIA, stocks that are no longer in the DJIA and stocks received in reorganizations of companies in the DJIA. At the end of the one-year period, the Fund sells any stocks that are no longer one of the ten highest yielding stocks in the DJIA and replaces them with stocks that are. Additionally, it may sell a portion of the stocks which remain in the portfolio so that the rebalanced portion of the portfolio adheres to the Fund’s asset allocation strategy.

Principal Risks

Although a portion of the Fund’s portfolio is invested in U.S. Treasury securities, there are market and investment risks associated with your investment in the Fund, as there are with any security. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to its strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with its strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Non-Diversification Risk: The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Borrowing Risk: The Fund borrows against its investments. Purchasing Treasury/Government securities with borrowed money is an investment technique that increases investment risk because if the securities purchased with borrowed money decline in value, the Fund’s losses would be greater than if it had not. Also, the Fund will incur interest costs when it borrows money, which costs may exceed the investment returns it earns on the securities purchased with borrowed money. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase.  If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Performance Information

The Fund is the successor to the Predecessor Total Return Fund pursuant to a reorganization that took place after the close of business on February 28, 2014. The performance information provided for the periods on or prior to February 28, 2014 is historical information for the Predecessor Total Return Fund. The Predecessor Total Return Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Hennessy Total Return Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Fund invests, the DJIA and the 75/25 Blended DJIA/Treasury Index (which consists of 75% common stocks represented by the DJIA and 25% short-duration Treasury securities represented by the BofA Merrill Lynch 90-day Treasury Bill Index). For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY FUNDS	1-800-966-4354

HDOGX

CALENDAR YEAR TOTAL RETURNS

For the period shown on the bar chart, the Fund’s highest quarterly return was 15.11% for the quarter ended September 30, 2009 and the lowest quarterly return was -18.41% for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)
	One	Five	Ten
	Year	Year	Year
Hennessy Total
Return Fund

Return before taxes	18.52%	13.34%	4.95%

Return after taxes
on distributions	18.19%	13.04%	4.64%

Return after taxes
on distributions and
sale of Fund shares	10.73%	10.73%	3.99%

75/25 Blended
DJIA/Treasury Index
(reflects no deduction for
fees, expenses or taxes)	21.67%	12.59%	6.16%

Dow Jones
Industrial Average
(reflects no deduction for
fees, expenses or taxes)	29.65%	16.74%	7.44%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

The 75/25 Blended DJIA/Treasury Index consists of 75% common stocks represented by the Dow Jones Industrial Average and 25% short-duration Treasury securities represented by the BofA Merrill Lynch 90-day Treasury Bill Index.

The Fund’s indices have changed.  Previously, the Fund used the Dow Jones Industrial Average as its primary index and the S&P 500 Index as its secondary index.  The Fund will now use the 75/25 Blended DJIA/Treasury Index as its primary index and the Dow Jones Industrial Average as its secondary index.  The Fund changed its primary index to the 75/25 Blended DJIA/Treasury Index because the new index more closely reflects the investment strategy of the Fund.  The average annual total returns of the S&P 500 Index for the one-year, five-year and ten-year periods ended December 31, 2013 were 32.39%, 17.94%, and 7.41%, respectively.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program.  Mr. Hennessy serves as Portfolio Manager to the Fund, and has been the President, Chief Executive Officer and Chairman of the Board of Directors of the Manager, a registered investment advisor, since its organization in 1989.  Mr. Peery serves as Co-Portfolio Manager of the Fund, a capacity in which he has served since February 2011, and has been employed by the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSYFUNDS.COM

BALANCED & FIXED INCOME – HENNESSY EQUITY AND INCOME FUND

HENNESSY EQUITY AND INCOME FUND

Investment Objective

The Hennessy Equity and Income Fund seeks long-term capital growth and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
	Investor	Institutional
Sales charge (load)	None	None
Redemption fee	None	None
Exchange fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%		0.80%
Distribution and Service (12b-1) Fees	0.25%		None
Other Expenses	0.31%		0.26%
Acquired Fund Fees
and Expenses1	0.03%		0.03%
Total Annual Fund
Operating Expenses	1.39%		1.09%
Expense Reimbursement	(0.03	%)2	N/A
Net Expenses	1.36%		1.09%

1
Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

2
The Fund’s investment manager (the "Manager") has contractually agreed to insure that total operating expenses (excluding certain expenses such as acquired fund fees and expenses and 12b-1 fees) do not exceed 1.08% of the average daily net assets of the Investor Class shares of the Fund.  The Manager has agreed to maintain this expense limitation through February 28, 2015.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$138	$437	$758	$1,666
Institutional	$111	$347	$601	$1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategy

To pursue its investment objectives, the Fund invests in a blend of domestic common stocks, preferred stocks, convertible securities and core, high quality domestic corporate, agency and government bonds.  The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depository receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest in the stocks of companies of any size without regard to market capitalization. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns.  The approach of the Portfolio Managers of the Fund places a focus on seeking downside protection.  The Fund expects to change its allocation mix over time based on the Portfolio Managers’ view of economic conditions and underlying security values.  The Fund may invest in Initial Public Offerings (“IPOs”).  Under normal circumstances, the Manager will allocate approximately 40% of the Fund’s assets to a sub-advisor to be invested in fixed income securities and the remaining 60% of the Fund’s assets to a sub-advisor to be invested in equity securities.  Many of the Fund’s common stock investments are expected to pay dividends.

HENNESSY FUNDS	1-800-966-4354

Investor: HEIFX
Institutional: HEIIX

The London Company manages the equity portion of the Fund’s portfolio and Financial Counselors, Inc. (“FCI”) manages the fixed income portion of the Fund’s portfolio.  The London Company utilizes a bottom-up approach in its security selection for the equity segment of the Fund and focuses on selecting securities of companies that have demonstrated market dominance, have low business risk and continue to have solid long-term growth prospects.  In addition, The London Company further makes determinations regarding stock selection by considering companies that have shareholder-oriented management that have a history of aligning with shareholder interest through stock incentives, insider buying and corporate buy-backs.

FCI utilizes its core fixed income philosophy to manage the fixed income segment of the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management, which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach, which combines economic momentum, inflationary expectations and technical factors, to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.  The Fund may invest directly in fixed income securities or it may invest indirectly in fixed income securities by investing in other investment companies (including exchange-traded funds, referred to as ETFs) that invest in fixed income securities.  As of January 31, 2014, the dollar-weighted average maturity of the Fund’s portfolio is 6.24 years based on stated maturity.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Debt Investments Risk:  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges, and Yankee bonds, which are U.S. dollar denominated bonds issued by foreign companies.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

High Yield Investments Risk:  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments Risk:  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and income distribution.

Investment Company Securities Risk:  When the Fund invests in another investment company (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

HENNESSYFUNDS.COM

BALANCED & FIXED INCOME – HENNESSY EQUITY AND INCOME FUND

ETF Risk:  In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Temporary Defensive Positions Risk:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Performance Information

The Fund is a successor to the FBR Balanced Fund (the “Predecessor Balanced Fund”) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Balanced Fund. The Predecessor Balanced Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.  The Predecessor Balanced Fund was the investment successor to the AFBA 5Star Balanced Fund (the “AFBA Predecessor Balanced Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the AFBA Predecessor Balanced Fund was reorganized as the FBR Balanced Fund.  Performance figures shown below represent the Advisor Class shares of the AFBA Predecessor Balanced Fund for periods prior to March 12, 2010.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Fund invests, the S&P 500 Index and the Blended Balanced Index (which consists of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Barclays Capital Intermediate U.S. Government/Credit Index).  For additional information on these indexes, please see “Index Descriptions” on page 66 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY EQUITY AND INCOME FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 10.89% for the quarter ended September 30, 2009 and the lowest quarterly return was -13.66% for the quarter ended December 31, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)

	One	Five	Ten
	Year	Year	Year
Hennessy Equity and
Income Fund – Investor

Returns before taxes	15.03%	12.79%	8.11%

Returns after taxes
on distributions	13.90%	12.07%	6.88%

Returns after taxes on
distributions and sale
of fund shares	9.41%	10.11%	6.27%

Hennessy Equity and
Income Fund – Institutional

Returns before taxes	15.40%	13.07%	8.37%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	32.39%	17.94%	7.41%

Blended Balanced Index
(reflects no deduction for
fees, expenses or taxes)	18.10%	12.49%	6.35%

We use the Blended Balanced Index because that index compares the Fund's performance with the returns of an index of funds holding investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

HENNESSY FUNDS	1-800-966-4354

Investor: HEIFX
Institutional: HEIIX

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisors

The sub-advisors for the Fund are The London Company of Virginia, LLC (“The London Company”) and Financial Counselors, Inc. (“FCI”), with respect to the equity and fixed income sleeves of the Fund’s portfolio, respectively.

Portfolio Managers

The London Company investment team, which is comprised of Stephen M. Goddard, Lead Portfolio Manager and CFA (Managing Director and Founder), Jonathan T. Moody (Portfolio Manager), J. Brian Campbell, CFA (Portfolio Manager) and Mark E. DeVaul, CFA, CPA (Portfolio Manager), is primarily responsible for the day-to-day management of the equity sleeve of the portfolio of the Fund and for developing and executing the investment program for the equity sleeve of the Fund.  Messrs. Goddard, Moody, Campbell and DeVaul each serve as Portfolio Managers of the Fund and have served in this capacity since July 2007, July 2007, September 2010 and July 2011, respectively.

The FCI investment team, which is comprised of Gary B. Cloud, CFA, and Peter G. Greig, CFA, is primarily responsible for the day-to-day management of the fixed income sleeve of the Fund and for developing and executing the investment program for the fixed income sleeve of the Fund.  Messrs. Cloud and Greig are each Senior Vice Presidents and Portfolio Managers of FCI.  In addition, they each serve as a Portfolio Manager of the Fund and have served in this capacity since July 2007.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSYFUNDS.COM

BALANCED & FIXED INCOME – HENNESSY BALANCED FUND

HENNESSY BALANCED FUND

Investment Objective

The Hennessy Balanced Fund seeks a combination of capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)		None
Redemption fee		None
Exchange fee		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.15%
Other Expenses		1.00%
Shareholder Servicing	0.10%
All Remaining Other Expenses	0.90%
Total Annual Fund Operating Expenses		1.75%

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$178	$551	$949	$2,062

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the Hennessy Balanced Fund, a series of The Hennessy Funds, Inc. (the “Predecessor Balanced Fund”), had a portfolio turnover rate of 22% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests approximately 50% of its assets in roughly equal dollar amounts in the ten highest dividend-yielding Dow Jones Industrial Average (“DJIA”)* stocks (known as the “Dogs of the Dow”), but limits exposure to market risk and volatility by investing approximately 50% of its assets in U.S. Treasury securities with a maturity of less than one year.

On numerous dates throughout the year, the Manager will determine the ten highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund will then purchase those stocks in approximately equal dollar amounts until the next determination of the ten highest yielding DJIA stocks. The Fund also purchases from time to time an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year.

The Fund holds its stock investments for one year. This includes stocks that are no longer one of the ten highest yielding stocks in the DJIA, stocks that are no longer in the DJIA and stocks received in reorganizations of companies in the DJIA. At the end of the one-year period, the Fund sells any stocks that are no longer one of the ten highest yielding stocks in the DJIA and replaces them with stocks that are. Additionally it may sell a

*
The Dow Jones Industrial Average is the property of the Dow Jones & Company, Inc. Dow Jones & Company, Inc. is not affiliated with the Hennessy Funds or its investment advisor. Dow Jones & Company, Inc. has not participated in any way in the creation of the Hennessy Funds or in the selection of stocks included in the Hennessy Funds and has not approved any information included in this Prospectus.

HENNESSY FUNDS	1-800-966-4354

HBFBX

portion of the stocks which remain in the portfolio so that the rebalanced portion of the Fund’s portfolio will consist of approximately 50% U.S. Treasury securities and approximately 50% of the ten highest yielding stocks in the DJIA in approximately equal dollar amounts.

Principal Risks

Although approximately 50% of the Fund’s portfolio is invested in U.S. Treasury securities, there are market and investment risks associated with your investment in the Fund, as there are with any security. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to its strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with its strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Non-Diversification Risk: The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the fund’s performance.

Performance Information

The Fund is the successor to the Predecessor Balanced Fund pursuant to a reorganization that took place after the close of business on February 28, 2014. The performance information provided for the periods on or prior to February 28, 2014 is historical information for the Predecessor Balanced Fund. The Predecessor Balanced Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Hennessy Balanced Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Fund invests, the DJIA and the 50/50 Blended DJIA/Treasury Index (which consists of 50% common stocks represented by the DJIA and 50% short-duration Treasury securities represented by the BofA Merrill Lynch 1-Year Treasury Note Index).  For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown on the bar chart, the Fund’s highest quarterly return was 14.05% for the quarter ended September 30, 2009 and the lowest quarterly return was -12.52% for the quarter ended December 31, 2008.

HENNESSYFUNDS.COM

BALANCED & FIXED INCOME – HENNESSY BALANCED FUND

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)
	One	Five	Ten
	Year	Year	Year
Hennessy Balanced Fund

Return before taxes	11.73%	9.47%	3.56%

Return after taxes
on distributions	10.82%	9.22%	3.14%

Return after taxes
on distributions and
sale of Fund shares	7.38%	7.52%	2.83%

50/50 Blended
DJIA/Treasury Index
(reflects no deduction for
fees, expenses or taxes)	14.20%	8.65%	4.97%

Dow Jones
Industrial Average
(reflects no deduction for
fees, expenses or taxes)	29.65%	16.74%	7.44%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

The 50/50 Blended DJIA/Treasury Index consists of 50% common stocks represented by the Dow Jones Industrial Average and 50% short-duration Treasury securities represented by the BofA Merrill Lynch 1-Year Treasury Note Index.

The Fund’s indices have changed.  Previously, the Fund used the Dow Jones Industrial Average as its primary index and the S&P 500 Index as its secondary index.  The Fund will now use the 50/50 Blended DJIA/Treasury Index as its primary index and the Dow Jones Industrial Average as its secondary index.  The Fund changed its primary index to the 50/50 Blended DJIA/Treasury Index because the new index more closely reflects the investment strategy of the Fund.  The average annual total returns of the S&P 500 Index for the one-year, five-year and ten-year periods ended December 31, 2013 were 32.39%, 17.94%, and 7.41%, respectively.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Portfolio Manager to the Fund, and has been the President, Chief Executive Officer and Chairman of the Board of Directors of the Manager, a registered investment advisor, since its organization in 1989.  Mr. Peery serves as Co-Portfolio Manager of the Fund, a capacity in which he has served since February 2011, and has been employed by the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

Investor: HCBFX
Institutional: HCBIX

HENNESSY CORE BOND FUND

Investment Objective

The Hennessy Core Bond Fund seeks current income with capital growth as a secondary objective.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

	Investor	Institutional
Sales charge (load)	None	None
Redemption fee	None	None
Exchange fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	1.21%	0.87%
Acquired Fund Fees
and Expenses1	0.11%	0.11%
Total Annual Fund
Operating Expenses	2.37%	1.78%
Expense Reimbursement2	(0.96)%	(0.62)%
Net Expenses	1.41%	1.16%

1
Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

2
The Fund’s investment manager (the “Manager”) has contractually agreed to insure that total operating expenses (excluding certain expenses such as acquired fund fees and expenses and 12b-1 fees) do not exceed 1.05% of the Fund’s average daily net assets of both the Investor Class and Institutional Class shares of the Fund, respectively. The Manager has agreed to maintain this expense limitation through February 28, 2015.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$144	$648	$1,178	$2,633
Institutional	$118	$500	$907	$2,043

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategy

To pursue its investment objectives, the Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities, which include domestic investment grade corporate, agency and governmental bonds, mortgage-backed securities, asset-backed securities, and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The Fund may invest in Initial Public Offerings (“IPOs”).

The Fund is sub-advised by Financial Counselors, Inc. (“FCI”).  FCI will use its core fixed income philosophy to manage the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can

HENNESSYFUNDS.COM

BALANCED & FIXED INCOME – HENNESSY CORE BOND FUND

produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices.  FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.  The Fund may invest directly in fixed income securities or it may invest indirectly in fixed income securities by investing in other investment companies (including exchange-traded funds, referred to as ETFs) that invest in fixed income securities.  As of January 31, 2014, the dollar-weighted average maturity of the Fund’s portfolio was 5.67 years based on stated maturity.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Debt Investments Risk:  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges, and Yankee bonds, which are U.S. dollar denominated bonds issued by foreign companies.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

High Yield Investments Risk:  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments Risk:  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security.  This may reduce a Fund’s share price and income distribution.

Investment Company Securities Risk:  When the Fund invests in another investment company (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

ETF Risk:  In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Temporary Defensive Positions Risk:  The Fund may, from time to time, take temporary defensive positions in response to

HENNESSY FUNDS	1-800-966-4354

Investor: HCBFX
Institutional: HCBIX

adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Performance Information

The Fund is a successor to the FBR Core Bond Fund (the “Predecessor Core Bond Fund”) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Core Bond Fund. The Predecessor Core Bond Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.  The Predecessor Core Bond Fund was the investment successor to the AFBA 5Star Total Return Bond Fund (the “AFBA Predecessor Bond Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the AFBA Predecessor Bond Fund was reorganized as the FBR Core Bond Fund.  Performance figures shown below represent the Advisor Class shares of the AFBA Predecessor Bond Fund for periods prior to March 12, 2010.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance, the Barclays Capital Intermediate U.S. Government/Credit Index.  For additional information on this index, please see “Index Descriptions” on page 66 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY CORE BOND FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 5.35% for the quarter ended September 30, 2009 and the lowest quarterly return was -2.84% for the quarter ended March 31, 2005.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)

	One	Five	Ten
	Year	Year	Year
Hennessy Core
Bond Fund – Investor

Returns before taxes	0.01%	5.68%	4.93%

Returns after taxes
on distributions	(5.87)%	3.29%	2.84%

Returns after taxes on
distributions and sale
of fund shares	3.79%	4.00%	3.37%

Hennessy Core
Bond Fund – Institutional
Returns before taxes	0.27%	5.94%	5.19%

Barclays Capital Intermediate
U.S. Government/Credit Index
(reflects no deduction for
fees, expenses or taxes)	(0.86)%	3.96%	4.09%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is FCI.

Portfolio Managers

Gary B. Cloud, CFA, and Peter G. Greig, CFA, are primarily responsible for the day-to-day management of the Fund and for developing and executing the Fund’s investment program.  Messrs. Cloud and Greig are each Senior Vice Presidents and Portfolio Managers of FCI. In addition, they each serve as a Portfolio Manager of the Fund and have served in this capacity since July 2007.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY GAS UTILITY INDEX FUND

Investment Objective

The Hennessy Gas Utility Index Fund seeks income and capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.40%
Total Annual Fund Operating Expenses	0.80%

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$82	$255	$444	$990

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategy

Designed as an index fund, the Fund intends to provide investment results that replicate the performance of the American Gas Association Stock Index (the “Index”), an index maintained by the American Gas Association (“AGA”), a national trade association of natural gas companies.  The Index consists of approximately 63 publicly traded companies, both domestic and foreign, of natural gas distribution, gas pipeline, diversified gas and combination gas and electric companies whose securities are traded on a U.S. securities exchange (exclusive of treasury stock).  While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The stocks included in the Fund are chosen solely on the statistical basis of their weightings in the Index.

The Fund intends to invest under normal circumstances at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations.  No attempt is made to manage the Fund’s portfolio actively in the traditional sense by using economic, financial or market analysis; nor will the adverse financial situation of a company directly result in its elimination from the Fund’s portfolio unless the company is removed from the Index.  The percentage of the Fund’s assets to be invested in each company’s stock contained within the Index is approximately the same as the percentage the stock represents in the Index.  Each stock’s proportion of the Index is based on that stock’s market capitalization, that is, the number of shares outstanding multiplied by the market price of the stock.  Such computation is also weighted to reduce the effect of assets not connected with natural gas distribution and

HENNESSY FUNDS	1-800-966-4354

GASFX

transmission.  Although there is no predetermined acceptable range of deviation between the performance of the Index and that of the Fund, the Fund attempts to achieve a correlation of approximately 95% or better between its total return and that of the Index.  One-hundred percent correlation would mean the total return of the Fund’s assets would increase and decrease exactly the same as the Index.  If a deviation occurs, it may be the result of various expenses incurred by the Fund, such as management fees, transaction costs and other operating expenses.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Industry Concentration Risk:  The Fund concentrates its investments within the natural gas distribution and transmission industry.  Because of its narrow industry focus, the Fund’s performance is tied closely to and affected by developments in the natural gas distribution and transmission industry, such as competition and weather.  The gas industry is also sensitive to increased interest rates because of the industry’s capital intensive nature.  In the event the Fund experiences significant purchase and/or redemption requests, it may have difficulty providing investment results that replicate the Index.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Non-Diversification Risk:  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Index Tracking Risk:  While the Fund seeks to track the performance of the Index as closely as possible, the Fund’s return may not always be able to match or achieve a high correlation with the return of the Index due to such factors as the various expenses incurred by the Fund, such as management fees, transaction costs and other operating expenses which are not incurred by the Index.  In addition, the Fund may not be fully invested at all times in the Index as a result of cash flows into the Fund or reserves of cash that are maintained in order to meet redemption requests and cover operating expenses.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY GAS UTILITY INDEX FUND

Performance Information

The Fund is a successor to the FBR Gas Utility Index Fund (the “Predecessor Gas Utility Index Fund”) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Gas Utility Index Fund.  The Predecessor Gas Utility Index Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and same investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Fund invests, the S&P 500 Index and the AGA Stock Index.  For additional information on these indexes, please see “Index Descriptions” on page 66 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 14.73% for the quarter ended June 30, 2009 and the lowest quarterly return was -16.40% for the quarter ended September 30, 2008.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)

	One	Five	Ten
	Year	Year	Year
Hennessy Gas
Utility Index Fund

Returns before taxes	25.42%	18.63%	12.52%

Returns after taxes
on distributions	24.05%	17.78%	11.67%

Returns after taxes on
distributions and sale
of fund shares	15.41%	15.22%	10.46%

AGA Stock Index
(reflects no deduction for
fees, expenses or taxes)	26.77%	19.42%	13.36%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	32.39%	17.94%	7.41%

We use the AGA Stock Index because that index compares the Fund's performance with the returns of an index of companies similar to the companies held in the Fund's portfolio. The AGA Stock Index is calculated monthly by the American Gas Association.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Manager

Winsor (Skip) H. Aylesworth and Ryan Kelley are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Aylesworth serves as Portfolio Manager to the Fund and has served in this capacity since 2001. Mr. Kelley serves as Co-Portfolio Manager of the Fund and has served in this capacity since March 2013.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.
HENNESSY FUNDS	1-800-966-4354

Investor: HSFNX
Institutional: HISFX

HENNESSY SMALL CAP FINANCIAL FUND

Investment Objective

The Hennessy Small Cap Financial Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

	Investor	Institutional
Sales charge (load)	None	None
Redemption fee	None	None
Exchange fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.31%	0.25%
Acquired Fund Fees
and Expenses1	0.04%	0.04%
Total Annual Fund Operating Expenses	1.50%	1.19%

1
Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$153	$474	$818	$1,791
Institutional	$121	$378	$654	$1,443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies “principally engaged” in the business of providing financial services to consumers and industry.  The Fund’s policy of investing at least 80% of its net assets in small-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders.  The Fund considers a small-cap company to be one that has a market capitalization of less than $3 billion, measured at the time of purchase.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, insurance, securities and investments, specialty finance and real estate.  The Fund focuses on financial services companies that invest in real estate, usually through mortgages and other consumer-related loans.  These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services and joint venture financing. Investments may include mortgage banking companies, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, other depository institutions, companies in the information technology industries which are primarily engaged in providing products and/or services to the types of companies listed above and real estate investment trusts (“REITs”).  The Fund may invest up to 20% of its net assets in companies with larger market capitalizations or companies outside of the financial services group of industries.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.
HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY SMALL CAP FINANCIAL FUND

When evaluating securities to purchase, the Portfolio Manager generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small-Sized Companies Risk: The Fund invests in small-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Real Estate-Related Risk:  Because the Fund focuses on financial services companies that may invest in real estate, the Fund is subject to the risks associated with ownership of real estate and with the real estate industry in general.  Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions and are particularly sensitive to economic downturns.  Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes.

Industry Concentration Risk:  The Fund concentrates its investments within the financial services group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification Risk:  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Performance Information

The Fund is a successor to the FBR Small Cap Financial Fund (the “Predecessor Small Cap Financial Fund”) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Small Cap Financial Fund. The Predecessor Small Cap Financial Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Fund invests, the Russell 2000® Index and the Russell 2000® Financial Services Index.  For additional information on this index, please see “Index Descriptions” on page 66 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (hennessyfunds.com).
HENNESSY FUNDS	1-800-966-4354

Investor: HSFNX
Institutional: HISFX

HENNESSY SMALL CAP FINANCIAL FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 22.57% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.72% for the quarter ended September 30, 2011.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)

	One	Five	Ten
	Year	Year	Year
Hennessy Small Cap
Financial Fund – Investor

Returns before taxes	36.59%	14.58%	6.01%

Returns after taxes
on distributions	34.52%	14.11%	4.67%

Returns after taxes
on distributions
and sale of fund shares	22.30%	11.74%	4.88%

Hennessy Small Cap
Financial Fund – Institutional

Returns before taxes	36.96%	14.73%	6.15%

Russell 2000®
Financial Services Index
(reflects no deduction for
fees, expenses or taxes)	31.37%	13.22%	5.66%

Russell 2000® Index
(reflects no deduction for
fees, expenses or taxes)	38.82%	20.08%	9.07%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The inception date of the Fund’s Institutional Class is May 30, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

The Fund’s indices have changed.  Previously, the Fund used the Russell 2000® Index as its primary index and the NASDAQ Bank Index as its secondary index.  The Fund will now use the Russell 2000® Financial Services Index as its primary index and the Russell 2000® Index as its secondary index.  The Fund changed its primary index to the Russell 2000® Financial Services Index because it more closely reflects the types of companies held in the Fund’s portfolio.  The average annual total returns of the NASDAQ Bank Index for the one-year, five-year and ten-year periods ended December 31, 2013 were 41.72%, 7.54%, and 1.34%, respectively.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Manager

David H. Ellison and Ryan Kelley are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Ellison serves as Portfolio Manager to the Fund and has served in this capacity since inception. Mr. Kelley serves as Co-Portfolio Manager of the Fund and has served in this capacity since March 2013.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY LARGE CAP FINANCIAL FUND

HENNESSY LARGE CAP FINANCIAL FUND

Investment Objective

The Hennessy Large Cap Financial Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.57%

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$160	$496	$855	$1,867

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of large capitalization (“large-cap”) companies “principally engaged” in the business of financial services including, but not limited to, commercial banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, insurance companies, real estate and leasing companies, holding companies for each of the foregoing types of business, or companies that combine some or all of these businesses.  The Fund’s policy of investing at least 80% of its net assets in large-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders.  The Fund considers a large-cap company to be one that has a market capitalization of $3 billion or more, measured at the time of purchase.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, insurance, securities and investments, specialty finance and real estate.  The Fund may also invest in companies in the information technology industries that primarily provide products and/or services to companies in the financial services group of industries. The Fund may invest up to 20% of its net assets in companies with smaller market capitalizations or companies outside of the financial group of industries.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

HENNESSY FUNDS	1-800-966-4354

HLFNX

When evaluating securities to purchase, the Portfolio Manager generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Large-Sized Companies Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Small- and Medium-Sized Companies Risk:  The Fund invests in small- and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Industry Concentration Risk:  The Fund concentrates its investments within the financial services group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification Risk:  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Performance Information

The Fund is a successor to the FBR Large Cap Financial Fund (the “Predecessor Large Cap Financial Fund”) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Large Cap Financial Fund.  The Predecessor Large Cap Financial Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Fund invests, Russell 1000® Index and the Russell 1000® Financial Services Index. For additional information on these indexes, please see “Index Descriptions” on page 66 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY LARGE CAP FINANCIAL FUND

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 27.66% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.49% for the quarter ended September 30, 2011.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)

	One	Five	Ten
	Year	Year	Year
Hennessy Large Cap
Financial Fund

Returns before taxes	42.03%	16.22%	5.33%

Returns after taxes
on distributions	41.06%	16.05%	4.24%

Returns after taxes on
distributions and sale
of fund shares	24.54%	13.13%	4.31%

Russell 1000®
Financial Services Index
(reflects no deduction for
fees, expenses or taxes)	34.80%	14.91%	1.68%

Russell 1000® Index
(reflects no deduction for
fees, expenses or taxes)	33.11%	18.59%	7.78%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The Fund’s indices have changed.  Previously, the Fund used the KBW Bank Index as its primary index and the S&P 500 Index as its secondary index.  The Fund will now use the Russell 1000® Financial Services Index as its primary index and the Russell 1000® Index as its secondary index.  The Fund changed its primary index to the Russell 1000® Financial Services Index because it more closely reflects the types of companies held in the Fund’s portfolio, and the Fund changed its secondary index to the Russell 1000® Index because it more closely reflects the asset size of the holdings of the Fund’s portfolio.  The average annual total returns of the KBW Bank Index for the one-year, five-year and ten-year periods ended December 31, 2013 were 37.75%, 11.25%, and (0.72)%, respectively.  The average annual total returns of the S&P 500 Index for the one-year, five-year and ten-year periods ended December 31, 2013 were 32.39%, 17.94%, and 7.41%, respectively.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Manager

David H. Ellison and Ryan Kelley are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Ellison serves as Portfolio Manager to the Fund and has served in this capacity since inception. Mr. Kelley serves as Co-Portfolio Manager of the Fund and has served in this capacity since March 2013.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.
HENNESSY FUNDS	1-800-966-4354

Investor: HTECX
Institutional: HTCIX

HENNESSY TECHNOLOGY FUND

Investment Objective

The Hennessy Technology Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

	Investor	Institutional
Sales charge (load)	None	None
Redemption fee	None	None
Exchange fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	1.89%	1.86%
Acquired Fund Fees
and Expenses1	0.04%	0.04%
Total Annual Fund
Operating Expenses	3.08%	2.80%
Expense Reimbursement2	(1.09)%	(1.06)%
Net Expenses	1.99%	1.74%

1
Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

2
The Fund’s investment manager (the “Manager”) has contractually agreed to insure that total operating expenses (excluding certain expenses such as acquired fund fees and expenses and, from and after November 1, 2014, 12b-1 fees) do not exceed 1.95% of the average daily net assets of the Investor Class shares of the Fund and 1.70% of the average daily net assets of the Institutional Class shares of the Fund. The Manager has agreed to maintain this expense limitation through February 28, 2015.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$202	$849	$1,521	$3,316
Institutional	$177	$768	$1,385	$3,051

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 164% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry.  The Fund’s policy of investing at least 80% of its net assets in companies principally engaged in technology may only be changed upon 60 days notice to shareholders.  The Fund will primarily invest in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of companies listed on a U.S. securities exchange or NASDAQ that are expected to experience earnings growth as a result of technology.  Potential investments would include, but not be limited to, the following industries:  computer software and hardware, semiconductors, scientific instru-

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY TECHNOLOGY FUND

mentation, telecommunications, pharmaceuticals, chemicals, synthetic materials, defense and commercial electronics, data storage and retrieval, biotechnology, and healthcare and medical supplies.  While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 20% of its net assets in companies outside of the technology industry.  The Portfolio Managers invest in the stocks of companies of any size without regard to market capitalization.

The Portfolio Managers make investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Portfolio Managers assess the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield and cash flow, among others. The Fund may invest, to a limited degree, in securities issued in initial public offerings (“IPOs”).

Many of the common stocks purchased by the Fund will not pay dividends; instead, stocks will be bought for the potential that their prices will increase and provide capital appreciation for the Fund.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small- and Medium-Sized Companies Risk:  The Fund invests in small- and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Industry Concentration Risk:  The Fund concentrates its investments within the technology industry.  Because of its narrow industry focus, the performance of the Fund is tied closely to and is affected by developments in the technology industry and its related businesses. The value of the Fund’s shares may fluctuate more than shares of a fund investing in other industries or in a broader range of industries.

IPO Investments Risk:  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Non-Diversification Risk:  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) that the Fund must pay, and will increase realized gains (or losses) to investors, which may lower the Fund’s after-tax performance.

HENNESSY FUNDS	1-800-966-4354

Investor: HTECX
Institutional: HTCIX

Performance Information

The Fund is a successor to the FBR Technology Fund (the “Predecessor Technology Fund”) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Technology Fund. The Predecessor Technology Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance, the NASDAQ Composite Index and the S&P 500 Index.  For additional information on these indexes, please see “Index Descriptions” on page 66 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY TECHNOLOGY FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 18.58% for the quarter ended June 30, 2009 and the lowest quarterly return was -22.74% for the quarter ended December 31, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)

	One	Five	Ten
	Year	Year	Year
Hennessy Technology
Fund – Investor

Returns before taxes	29.75%	17.05%	5.99%

Returns after taxes
on distributions	29.75%	17.05%	5.13%

Returns after taxes on
distributions and sale
of fund shares	16.84%	13.84%	4.55%

Hennessy Technology
Fund – Institutional

Returns before taxes	30.12%	17.24%	6.08%

NASDAQ Composite Index
(reflects no deduction for
fees, expenses or taxes)	39.36%	22.73%	8.54%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	32.39%	17.94%	7.41%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary.

The inception date of the Fund’s Institutional Class shares is March 12, 2010.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

David H. Ellison and Winsor (Skip) H. Aylesworth are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program.  Messrs. Ellison and Aylesworth serve as Co-Portfolio Managers of the Fund and have served in this capacity since inception.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY JAPAN FUND

HENNESSY JAPAN FUND

Investment Objective

The Hennessy Japan Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
		Investor		Institutional
Sales charge (load)		None		None
Redemption fee		None		None
Exchange fee		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.00%		1.00%
Distribution and Service (12b-1) Fees		None		None
Other Expenses1		0.91%		0.67%
Shareholder Servicing Fee	0.10%		None
All Remaining
Other Expenses	0.81%		0.67%
Total Annual Fund
Operating Expenses		1.91%		1.67%

1
Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets.  Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$194	$600	$1,032	$2,233
Institutional	$170	$526	$907	$1,976

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the Hennessy Japan Fund, a series of Hennessy SPARX Funds Trust (the “Predecessor Japan Fund”), had a portfolio turnover rate of 6% of the average value of its portfolio.

Principal Investment Strategy

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of Japanese companies.  The Fund’s equity investments may include common stocks (including stocks purchased in initial public offerings (IPOs)), preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds. The Fund’s investments also may include investments in Japan real estate investment trusts or funds (so-called “J-REITs”) and pooled investment vehicles such as exchange-traded funds that invest in equity securities of Japanese companies.  The Fund invests in companies regardless of market capitalization. As of January 31, 2014, the average market capitalization of the stocks held by the Fund is $22.5 billion.

The Fund will consider a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.

While the Fund is considered a “diversified” mutual fund, it may employ a relatively focused investment strategy and may hold securities of fewer issuers than other diversified funds.

The Fund’s portfolio managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company’s prospects have changed or believe that a company’s stock is fully valued by the market, or when the company begins to show deteriorating fundamentals.  They also may sell an investment if it becomes, in their determination, an overweighted portfolio position in the Fund.

HENNESSY FUNDS	1-800-966-4354

Investor: HJPNX
Institutional: HJPIX

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Small- and Medium-Sized Companies Risk:  The Fund may invest in small- and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Japan Risk:  The Fund invests in the stock of companies operating in Japan.  Because Japan’s economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries.  Despite a strengthening in the economic relationship between Japan and China, the countries’ political relationship has at times been strained in recent years.  Should political tension increase, it could adversely affect the economy and destabilize the region as a whole.  Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.  Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States.  Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative affect on Japan’s economy, and may continue to do so.

IPO Risk:  The prices of securities purchased in initial public offerings (IPOs) can be very volatile.  The effect of IPOs on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.  When the Fund is relatively small in size, IPO appreciations may have a disproportionate positive effect on the Fund’s performance.  As the Fund’s asset base increases, IPOs often have a diminished effect on the Fund’s performance.  IPO securities will typically be sold when the Fund’s portfolio managers believe their market price has reached full value and may be sold shortly after purchase. There is no assurance that IPOs that are consistent with the Fund’s portfolio managers’ intrinsic value philosophy and process employed for the Fund will be available for investment or that the Fund will have access to any such IPOs that do occur.

Currency and Hedging Risk:  In addition to the currency and political risks associated with foreign securities (see above), the Fund’s investments are subject to the currency exchange fluctuations between the non-U.S. currencies in which its investments are denominated and the U.S. dollar.  The Fund may, but is not obliged to, engage in currency hedging transactions.  Hedging transactions typically involve buying currency forward, options or futures contracts in the expectation that one currency might rise or decline with respect to another (typically the U.S. dollar vs. another currency).  Hedging transactions are subject to the risk that a result opposite to expectations occurs (an expected decline turns into a rise and conversely) causing a loss to the Fund.

Pooled Investment Vehicles Risk: Investing in other pooled investment vehicles, including so-called “exchanged-traded funds,” which generally seek to replicate the return of a securities market index, is subject to the additional fees and expenses of the investment vehicles. In addition, the value of the investment is dependent on the management skills of the investment vehicle’s manager (rather than the Fund’s portfolio managers) and the market movements reflected in any securities market index the returns of which the investment vehicle seeks to replicate.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY JAPAN FUND

Performance Information

The Fund is the successor to the Predecessor Japan Fund pursuant to a reorganization that took place after the close of business on February 28, 2014. The performance information provided for the periods on or prior to February 28, 2014 is historical information for the Predecessor Japan Fund. The Predecessor Japan Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance, the Russell/Nomura Total Market™ Index and the Tokyo Stock Price Index (TOPIX). For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY JAPAN FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 25.14% for the quarter ended March 31, 2004 and the lowest quarterly return was -18.79% for the quarter ended September 30, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)
	One	Five	Ten
	Year	Year	Year
Hennessy Japan Fund - Investor

Returns before taxes	26.16%	13.35%	7.55%

Returns after taxes
on distributions	26.16%	13.38%	7.26%

Returns after taxes on
distributions and sale
of fund shares	14.80%	10.76%	6.05%

Hennessy Japan
Fund - Institutional

Returns before taxes	26.38%	13.57%	7.71%

Russell/Nomura
Total Market Index
(reflects no deduction for
fees, expenses or taxes)	26.57%	7.72%	4.36%

TOPIX
(reflects no deduction for
fees, expenses or taxes)	26.35%	7.64%	4.20%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Returns are presented in U.S. Dollar terms and take into account reinvestment of dividends.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is SPARX Asset Management Co., Ltd., located in Tokyo, Japan.

Portfolio Managers

Masakazu Takeda and Yu Shimizu are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Messrs. Takeda and Shimizu each serve as a Portfolio Manager of the Fund and have served in this capacity since November 2006 and January 2012, respectively.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

HJPSX

HENNESSY JAPAN SMALL CAP FUND

Investment Objective

The Hennessy Japan Small Cap Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)		None
Redemption fee		None
Exchange fee		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.20%
Distribution and Service (12b-1) Fees		None
Other Expenses1		1.20%
Shareholder Servicing Fee	0.10%
All remaining Other Expenses	1.10%
Total Annual Fund Operating Expenses		2.40%

1
Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets.  Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$243	$748	$1,280	$2,736

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the Hennessy Japan Small Cap Fund, a series of Hennessy SPARX Funds Trust (the “Predecessor Japan Small Cap Fund”), had a portfolio turnover rate of 141% of the average value of its portfolio.

Principal Investment Strategy

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of smaller Japanese companies, generally defined as those companies with market capitalizations in the bottom 15% of all Japanese companies.  As of December 31, 2013, the bottom 15% of Japanese companies had market capitalizations under approximately 151.4 billion Japanese yen, or the equivalent of $1.4 billion.  This market capitalization range will vary due to market conditions  The Fund may invest up to 20% of its net assets in companies with larger market capitalizations.  The Fund’s investments may include common stocks (including stocks purchased in IPOs), preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds.  The Fund’s investments also may include investments in Japan real estate investment trusts or funds (so-called “J-REITs”) and pooled investment vehicles such as exchange-traded funds that invest in equity securities of Japanese companies.

The Fund will consider a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.

While the Fund is considered a “diversified” mutual fund, it may employ a relatively focused investment strategy and may hold securities of fewer issuers than other diversified funds.

The Fund’s portfolio managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company’s prospects have changed or be-

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY JAPAN SMALL CAP FUND

lieve that a company’s stock is fully valued by the market, or when the company begins to show deteriorating fundamentals.  They also may sell an investment if it becomes, in their determination, an overweighted portfolio position in the Fund.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Small- and Medium-Sized Companies Risk:  The Fund invests in small- and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Japan Risk:  The Fund invests in the stock of companies operating in Japan.  Because Japan’s economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries.  Despite a strengthening in the economic relationship between Japan and China, the countries’ political relationship has at times been strained in recent years.  Should political tension increase, it could adversely affect the economy and destabilize the region as a whole.  Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.  Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States.  Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative affect on Japan’s economy, and may continue to do so.

IPO Risk:  The prices of securities purchased in initial public offerings (IPOs) can be very volatile.  The effect of IPOs on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.  When the Fund is relatively small in size, IPO appreciations may have a disproportionate positive effect on the Fund’s performance.  As the Fund’s asset base increases, IPOs often have a diminished effect on the Fund’s performance.  IPO securities will typically be sold when the Fund’s portfolio managers believe their market price has reached full value and may be sold shortly after purchase. There is no assurance that IPOs that are consistent with the Fund’s portfolio managers’ intrinsic value philosophy and process employed for the Fund will be available for investment or that the Fund will have access to any such IPOs that do occur.

Currency and Hedging Risk:  In addition to the currency and political risks associated with foreign securities (see above), the Fund’s investments are subject to the currency exchange fluctuations between the non-U.S. currencies in which its investments are denominated and the U.S. dollar.  The Fund may, but is not obliged to, engage in currency hedging transactions.  Hedging transactions typically involve buying currency forward, options or futures contracts in the expectation that one currency might rise or decline with respect to another (typically the U.S. dollar vs. another currency).  Hedging transactions are subject to the risk that a result opposite to expectations occurs (an expected decline turns into a rise and conversely) causing a loss to the Fund.

Pooled Investment Vehicles Risk:  Investing in other pooled investment vehicles, including so-called “exchanged-traded funds,” which generally seek to replicate the return of a securities market index, is subject to the additional fees and expenses of the investment vehicles.  In addition, the value of the investment is dependent on the management skills of the investment vehicle’s

HENNESSY FUNDS	1-800-966-4354

HJPSX

manager (rather than the Fund’s portfolio managers) and the market movements reflected in any securities market index the returns of which the investment vehicle seeks to replicate.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) that the Fund must pay, and will increase realized gains (or losses) to investors, which may lower the Fund’s after-tax performance.

Performance Information

The Fund is the successor to the Predecessor Japan Small Cap Fund pursuant to a reorganization that took place after the close of business on February 28, 2014. The performance information provided for the periods on or prior to February 28, 2014 is historical information for the Predecessor Japan Small Cap Fund. The Predecessor Japan Small Cap Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance, the Russell/Nomura Small Cap™ Index and the Tokyo Stock Price Index (TOPIX). For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 33.58% for the quarter ended June 30, 2009 and the lowest quarterly return was -19.87% for the quarter ended September 30, 2008.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)
			Since
	One	Five	Inception
	Year	Year	(8/31/07)
Hennessy Japan
Small Cap Fund

Returns before taxes	33.17%	15.23%	7.96%

Returns after taxes
on distributions	23.20%	12.63%	5.99%

Returns after taxes on
distributions and sale
of fund shares	20.90%	11.92%	6.05%

Russell/Nomura
Small Cap Index
(reflects no deduction for
fees, expenses or taxes)	25.28%	10.31%	3.85%

TOPIX
(reflects no deduction for
fees, expenses or taxes)	26.35%	7.64%	0.27%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Returns are presented in U.S. Dollar terms and take into account reinvestment of dividends.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is SPARX Asset Management Co., Ltd., located in Tokyo, Japan.

Portfolio Managers

Tadahiro Fujimura and Hidehiro Moriya are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Messrs. Fujimura and Moriya each serve as a Portfolio Manager of the Fund and have served in this capacity since the inception of the Fund and June 2012, respectively.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSYFUNDS.COM

IMPORTANT ADDITIONAL FUND INFORMATION

Purchase and Sale of Fund Shares

Institutional Class shares are available only to shareholders who invest directly in the Funds or who invest through certain broker-dealers or financial institutions that have entered into appropriate arrangements with a Fund.

To purchase shares of the Funds, you may contact your broker-dealer or other financial intermediary. To purchase shares directly with Hennessy Funds, or for assistance with completing your application, you should call 1-800-966-4354 or 1-415-899-1555 between 9:00 a.m. and 7:00 p.m. Eastern time/6:00 a.m. and 4:00 p.m. Pacific time.  You may buy shares of the Funds each day the New York Stock Exchange (NYSE) is open.

The minimum initial investment in Investor Class shares of a Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts.  The minimum initial investment in Institutional Class shares of a Fund is $250,000.  For corporate sponsored retirement plans, there is no minimum initial investment.  There is no subsequent minimum investment requirement for the Funds.  A $100 minimum exists for each additional investment made through the Automatic Investment Plan for each Fund.  The Funds may waive the minimum investment requirements from time to time.  Investors purchasing the Funds through financial intermediaries’ asset based fee programs may have the above minimums waived by their intermediary, since the intermediary, rather than the Funds, absorbs the increased costs of small purchases.

You may redeem shares of the Funds each day the NYSE is open.  You may redeem Fund shares by mail (Hennessy Funds, c/o U.S. Bancorp Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), or by calling the Transfer Agent for the Funds at 1-800-261-6950 or 1-414-765-4124 between 9:00 a.m. and 8:00 p.m. Eastern time/6:00 a.m. and 5:00 p.m. Pacific time.  Investors who wish to redeem shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to redeem shares of the Funds may be placed.

Tax Information

The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

HENNESSY FUNDS	1-800-966-4354

ADDITIONAL INVESTMENT INFORMATION

In order to provide a degree of flexibility, each Fund may change its investment objective without obtaining shareholder approval. An investment objective is not a guarantee. The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, contains a description of the Funds’ policies and procedures respecting disclosure of their portfolio holdings.

If a Fund acquires another fund, the Fund may hold indefinitely the portfolio securities transferred to the Fund from the other fund pursuant to the acquisition (“acquired portfolio securities”) unless this violates the investment limitations of the Fund.  The Fund may sell acquired portfolio securities, in the ordinary course of business, in order to rebalance its portfolio to comply with the Prospectus limitations applicable to the Fund or to meet redemption requests.

The following statements apply to the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund and the Hennessy Cornerstone Value Fund:

•	Each Fund will only purchase stocks that have historical trading volume sufficient to allow for purchase of the required number of shares without materially affecting the share price.
•
Each Fund selects stocks from the universe of stocks in the Capital IQ Database (formerly known as the Standard & Poor’s Compustat® Database). The Capital IQ Database is a robust and comprehensive source of data on publicly traded companies, consisting of domestic and foreign common stocks, and it contains financial, statistical and market data for different regions of the world.1

•
Utilizing their Strategies and Formulas, the Funds offer a consistent and disciplined approach to investing, based on a buy and hold philosophy over the course of each year that rejects the idea of market timing. The Fund’s investment manager, Hennessy Advisors, Inc. (the “Manager”), expects stocks held in each Fund’s portfolio to remain the same throughout the course of a year, despite any adverse developments concerning a company, an industry, the economy or the stock market generally. However, in the event that earnings or other information that formed the basis for selecting a stock are restated, and the resulting data would have precluded the stock from being selected for the portfolio, the Manager reserves the right to replace that stock with another stock meeting the criteria of the Fund’s Strategy or Formula. Also, due to purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions in each Fund’s portfolio and compliance with federal tax laws, it is likely that stock positions will not be weighted equally at all times during the year.

•
Over the course of the year, when each Fund receives new cash flow from the sale of its shares, it will first be used to the extent necessary to meet redemptions. Any remaining cash will be invested in the stocks selected for each Fund using its Strategy or Formula as of the most recent rebalancing of the portfolio. This investment will be made in proportion to the current weightings of such stocks in the portfolio and without any intention to rebalance the portfolio on an interim basis. Such purchases will generally be made on a weekly basis, but may be on a more or less frequent basis at the discretion of the Manager, depending on certain factors, including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow, each Fund will meet redemption requests by selling securities on a pro rata basis, based on the current weightings of such securities in the portfolio. Thus, interim purchases and sales of securities will be based on current portfolio weightings and will be made without regard to whether or not a particular security continues to meet the criteria of the Fund’s Strategy or Formula.

In the event of extreme market volatility, the Manager reserves the right to forego the use of positive three-month and/or six-month positive price appreciation criteria in selecting stocks for the portfolios of the Hennessy Cornerstone Growth Fund and the Hennessy Cornerstone Mid Cap 30 Fund.

1
Although Capital IQ, Inc. (“CIQ”) obtains information for inclusion in, or for use in, the Capital IQ Database from sources that it considers reliable, CIQ does not guarantee the accuracy or completeness of the information contained in the Capital IQ Database.  CIQ makes no warranty, express or implied, as to the results to be obtained by the Funds and the advisability of investing in the Funds, or any other persons or entity from the use of the Capital IQ Database. S&P Capital IQ makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Capital IQ Database. “Standard & Poor’s”, “S&P”, and “Capital IQ” are trademarks of The McGraw-Hill Companies, Inc. The Funds are not sponsored, endorsed, sold or promoted by CIQ or any of its affiliates or parent companies.

HENNESSYFUNDS.COM

ADDITIONAL INVESTMENT INFORMATION AND HISTORICAL PERFORMANCE

The following statements apply to both the Hennessy Total Return Fund and the Hennessy Balanced Fund:

•
In an effort to minimize transaction costs, each Fund may accumulate funds and make purchases in larger blocks to avoid odd lot transactions. However, neither Fund will take a temporary defensive position. Each Fund invests accumulated funds in money market instruments (such as U.S. Treasury securities, commercial paper, commercial paper master notes or repurchase agreements) or money market mutual funds.

•
When funding redemption requests, each Fund will first utilize any accumulated funds described above. If it is necessary for the Fund to sell portfolio securities to meet redemption requests, it will endeavor to maintain its asset allocation strategy. Again, each Fund may vary the percentage of each issue of common stock sold to avoid odd lot transactions thereby reducing total transaction costs.

HISTORICAL PERFORMANCE
of the Large Growth Formula

Because the Hennessy Cornerstone Large Growth Fund does not yet have ten years of actual performance, we have included the following charts and tables that compare the total return of the Large Growth Formula with the returns of the Fund's benchmark index and the returns of the S&P 500 Index for each of the last ten years. The performance shown is that of a hypothetical portfolio managed in accordance with the dictates of the Large Growth Formula for the historical periods indicated and the actual performance of the Investor Class shares of the Fund since its inception. For the historical periods, the Large Growth Formula employed by the Fund assumes a December 31 rebalance date.

The hypothetical returns have been developed and tested by the Manager, but have not been verified by any third party and are unaudited. The performance information is based on data supplied by the Manager or from statistical services, reports or other sources the Manager believes are reliable.

Actual performance of the Fund may differ from the performance of the hypothetical portfolio for the following reasons: the Fund may not be fully invested at all times; not all stocks in the Fund’s portfolio may be weighted equally at all times due to appreciation or depreciation in a stock’s value; purchases and sales of stocks for the Fund’s portfolio are likely to occur between annual rebalancing dates due to cash inflows and outflows (from purchases and redemptions of Fund shares) during the year; the actual rebalancing dates vary slightly from year to year; in managing the Fund, the Manager may make limited modifications to the Large Growth Formula as necessary to comply with federal tax laws; and the returns of the portfolio do not reflect the fees, commission costs or expenses borne by the Fund. The performance of the hypothetical portfolio would have been lower if the fees, commission costs and expenses had been deducted. The actual performance shown (since inception) is net of fees and expenses.

For the hypothetical portfolio, returns do not represent actual trading or reflect the impact that material economic and market factors might have had on the Manager’s decision-making under actual circumstances. However, except as described above, the Manager can presently foresee no circumstance that would cause deviation from the Large Growth Formula in managing the Fund. The returns set forth below reflect reinvestment of dividends and other earnings. All returns shown reflect reinvestment of dividends and other earnings. Past performance, hypothetical or actual, does not guarantee future results. Average annual return represents the annual rate, which, if earned each year in a multiple year period, would produce the cumulative rate of return over that period.

HENNESSY FUNDS	1-800-966-4354

HENNESSY CORNERSTONE LARGE GROWTH FUND1 – INVESTOR CLASS SHARES

	2004 **	2005 **	2006 **	2007 **	2008 **	2009 **	2010 *	2011 *	2012 *	2013 *	Total
Cornerstone Large Growth	20.59%	14.44%	35.14%	24.40%	-41.41%	54.61%	18.85%	2.59%	10.44%	33.79%	173.44%
Russell 1000® Index	11.40%	6.27%	15.46%	5.77%	-37.60%	28.43%	16.10%	1.50%	16.42%	33.11%	96.86%
S&P 500	10.88%	4.91%	15.80%	5.49%	-37.00%	26.46%	15.06%	2.11%	16.00%	32.39%	92.10%

Standard Deviation measures an investment’s
volatility or “risk.” The greater the standard
deviation, the more variable the rate of return.

1	The hypothetical performance assumes a December 31 rebalance date.
*	Actualreturns of Fund, net of fees and expenses.
**	For the period January 1, 2004 through March 19, 2009, returns are hypothetical. For the period March 20, 2009 through December 31, 2009 returns are based on actual Fund performance.

HENNESSYFUNDS.COM

HISTORICAL PERFORMANCE AND MANAGEMENT OF THE FUNDS

MANAGEMENT OF THE FUNDS

Investment Manager

Hennessy Advisors, Inc. is the investment manager of each of the Hennessy Funds. The Manager’s address is 7250 Redwood Blvd., Suite 200, Novato, CA 94945.

The Manager has been providing investment advisory services since 1989. The Manager furnishes each Fund with office space and certain administrative services and provides most of the personnel needed by the Funds.  As of January 31, 2014, the Manager managed approximately $4.5 billion of net assets on behalf of the Hennessy Funds.

Management Fees

For its services, each Fund pays the Manager a monthly management fee based upon its average daily net assets. For the most recent fiscal year, the Funds paid the Manager the following advisory fees (these advisory fees remain current as of the date of this Prospectus):

FUND	ADVISORY FEE
Hennessy Cornerstone Growth Fund	0.74%
Hennessy Focus Fund	0.90%
Hennessy Cornerstone Mid Cap 30 Fund	0.74%
Hennessy Cornerstone Large Growth Fund	0.74%
Hennessy Cornerstone Value Fund	0.74%
Hennessy Large Value Fund	0.85%
Hennessy Total Return Fund	0.60%
Hennessy Equity and Income Fund	0.80%
Hennessy Balanced Fund	0.60%
Hennessy Core Bond Fund	0.80%
Hennessy Gas Utility Index Fund	0.40%
Hennessy Small Cap Financial Fund	0.90%
Hennessy Large Cap Financial Fund	0.90%
Hennessy Technology Fund	0.90%
Hennessy Japan Fund	1.00%
Hennessy Japan Small Cap Fund	1.20%

The Manager has contractually agreed to ensure that total operating expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund and the Hennessy Large Value Fund.

The Manager has contractually agreed to ensure that total operating expenses (excluding certain expenses such as acquired fund fees and expenses and, from and after November 1, 2014, 12b-1 fees) do not exceed 1.95% of the average daily net assets of the Investor Class shares of the Hennessy Focus Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund, 1.30% of the average daily net assets of the Investor Class shares of the Hennessy Cornerstone Large Growth Fund and the Hennessy Large Value Fund and 0.85% of the average daily net assets of the Hennessy Gas Utility Index Fund.

The Manager has contractually agreed to ensure that total operating expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 1.70% of the average daily net assets of the Institutional Class shares of the Hennessy Focus Fund, the Hennessy Small Cap Financial Fund and the Hennessy Technology Fund.

The Manager has contractually agreed to ensure that total operating expenses (excluding certain expenses such as acquired fund fees and expenses and 12b-1 fees) do not exceed 1.08% and 1.05% of the average daily net assets of both the Investor Class and Institutional Class shares of the Hennessy Equity and Income Fund and the Hennessy Core Bond Fund, respectively.

Portfolio Managers Employed by the Investment Manager

Where a Fund is managed by co-portfolio managers, such management is conducted with research, stock selection, portfolio composition and day-to-day trading decisions distributed equally among the managers.

Neil J. Hennessy serves as Portfolio Manager to the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, and the Hennessy Balanced Fund. Mr. Hennessy has been the President, Chief Executive Officer and Chairman of the Board of Directors of the Manager, a registered investment advisor, since its organization in 1989.

Brian E. Peery serves as Co-Portfolio Manager of the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund and the Hennessy Balanced Fund, capacities in which he has served since February 2011, and has been employed by the Manager since 2002.

Winsor (Skip) H. Aylesworth serves as Portfolio Manager of the Hennessy Gas Utility Index Fund and Co-Portfolio Manager of the Hennessy Technology Fund, and has served in such capacities since 2001 and since inception, respectively.  Prior to October 26, 2012, Mr. Aylesworth was employed by FBR Fund Advisers, Inc.

HENNESSY FUNDS	1-800-966-4354

David H. Ellison serves as Portfolio Manager of the Hennessy Small Cap Financial Fund and the Hennessy Large Cap Financial Fund and as Co-Portfolio Manager of the Hennessy Technology Fund, and has served in these capacities since the inception of each such Fund.  Prior to October 26, 2012, Mr. Ellison was employed by FBR Fund Advisers, Inc.

Ryan Kelley serves as Co-Portfolio Manager of the Hennessy Gas Utility Index Fund, the Hennessy Small Cap Financial Fund and the Hennessy Large Cap Financial Fund, capacities in which he has served since March 2013, and has been employed by the Manager since October 26, 2012. Prior to October 26, 2012, Mr. Kelley was employed by FBR Fund Advisers, Inc.

Sub-Advisors

The Manager has delegated the day-to-day management of the Hennessy Focus Fund to Broad Run Investment Management, LLC (“Broad Run”), located at 1530 Wilson Blvd., Suite 1020, Arlington, VA  22209.  Broad Run has been registered with the Securities and Exchange Commission (“SEC”) as an investment adviser since 2012.

The Manager has delegated the day-to-day management of the Hennessy Large Value Fund to RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”), a wholly-owned subsidiary of RBC USA Holdco Corporation, which is an indirect wholly-owned subsidiary of Royal Bank of Canada.  RBC GAM (U.S.) has been registered with the SEC as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986.  RBC GAM (US) maintains offices at 100 South Fifth St., Suite 2300, Minneapolis, MN 55402.

The Manager has delegated the day-to-day management of the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund to SPARX Asset Management Co., Ltd. (“SPARX”).  SPARX is a wholly-owned subsidiary of SPARX Group Co., Ltd. (“SPARX Group”), a publicly-listed company traded on JASDAQ.  Shuhei Abe founded SPARX Group in 1989, and is SPARX Group’s Chief Investment Officer. In this capacity, he is responsible for setting policy on general market trends, the investment research process, and the overall investment direction of SPARX’s Japan-focused asset management.  SPARX is registered with the Securities and Exchange Commission as an investment adviser.  In addition, SPARX Asset Management Co., Ltd. is registered with the Japanese authority to conduct the investment management business, the investment advisory and agency business, the first financial instruments business and the second financial instruments business.  SPARX maintains offices at Tennoz First Tower 16F, 2-2-4 Higashi Shinagawa, Shinagawa-ku, Tokyo 140-0002, Japan.

The Manager has delegated the day-to-day management of the equity sleeve and fixed income sleeve of the Hennessy Equity and Income Fund to The London Company of Virginia, LLC (“The London Company”) and Financial Counselors, Inc. (“FCI”), respectively.  The Manager has delegated the day-to-day management of the Hennessy Core Bond Fund to FCI.

The London Company is registered with the SEC as an investment adviser and has been providing investment advisory services since 1994.  The London Company maintains offices at 1801 Bayberry Court, Suite 301, Richmond, VA 23226.

FCI is registered with the SEC as an investment adviser and has been providing investment advisory services since 1966.  FCI maintains offices at 442 West 97th Street, Kansas City, MO 64110.

Portfolio Managers Employed by Sub-Advisors

Where a Fund is managed by co-portfolio managers, such management is conducted with research, stock selection, portfolio composition and day-to-day trading decisions distributed equally among the managers.

HENNESSY FOCUS FUND – BROAD RUN INVESTMENT MANAGEMENT, LLC

David S. Rainey, CFA, has served as Co-Portfolio Manager of the Fund since August 2009.  Prior to October 26, 2012, Mr. Rainey was employed by FBR Fund Advisers, Inc.  Prior to joining FBR Fund Advisers, Inc. in August 2009, Mr. Rainey served as Senior Research Analyst at Akre Capital Management, the prior sub-advisor to the Fund, which he joined in May 1998.

Ira M. Rothberg, CFA, has served as Co-Portfolio Manager of the Fund since August 2009.  Prior to October 26, 2012, Mr. Rothberg was employed by FBR Fund Advisers, Inc.  Prior to joining FBR Fund Advisers, Inc. in August 2009, Mr. Rothberg served as a Research Analyst at Akre Capital Management, the prior sub-advisor to the Fund, which he joined in November 2004.

Brian E. Macauley, CFA, has served as Co-Portfolio Manager of the Fund since August 2009.  Prior to October 26, 2012, Mr. Macauley was employed by FBR Fund Advisers, Inc.  Prior to joining FBR Fund Advisers, Inc. in August 2009, Mr. Macauley served as a Research Analyst at Akre Capital Management, the prior sub-advisor to the Fund, which he joined in January 2003.

HENNESSY LARGE VALUE FUND – RBC GLOBAL ASSET MANAGEMENT (U.S.) INC.

The Fund employs a team of seasoned portfolio managers who are equally responsible for the day-to-day management of the portfolio of the Fund, and each of whom have responsibility for providing expertise in a focused number of industry sectors.

HENNESSYFUNDS.COM

MANAGEMENT OF THE FUNDS

Stuart A. Lippe, the Lead Portfolio Manager of the Fund, has been a Senior Portfolio Manager at RBC GAM (US) since 2007, was Senior Large Cap Value Portfolio Manager at Freedom Capital Management from 2000 to 2007 and began his career in the investment advisory business in 1978. He currently has responsibilities for the Health Care, Energy, Materials, Consumer Staples and Utilities sectors.

Barbara S. Browning, CFA, has been a Senior Portfolio Manager at RBC GAM (US) since 2007, was Portfolio Manager and Research Analyst on Freedom Capital Management’s Value team and began her career in the investment advisory business in 1991. She currently has responsibilities for the Consumer Discretionary, Technology and Telecommunications sectors.

Adam D. Scheiner, CFA, has been a Senior Portfolio Manager at RBC GAM (US) since 2007, was Portfolio Manager and Research Analyst on Credit Suisse Asset Management’s large cap value team and began his career in the investment advisory business in 1989. He currently has responsibilities for the Industrials and Financials sectors.

HENNESSY JAPAN FUND AND HENNESSY JAPAN SMALL CAP FUND – SPARX ASSET MANAGEMENT CO., LTD.

The Hennessy Japan Fund and the Hennessy Japan Small Cap Fund are co-managed by some of the largest and most experienced Asia-based asset management specialists. The Hennessy Japan Fund’s Co-Portfolio Managers are Masakazu Takeda and Yu Shimizu. The Hennessy Japan Small Cap Fund’s Co-Portfolio Managers are Tadahiro Fujimura and Hidehiro Moriya.

The reference below to the title “CMA” designates that individual as a Chartered Member of the Security Analysts Association of Japan.

Masakazu Takeda, CMA, has been a Co-Portfolio Manager of the Predecessor Japan Fund since November 2006, and has primary responsibility for the day-to-day management of the Fund’s portfolio. He has been an analyst and fund manager with SPARX since 1999. Prior to joining SPARX, Mr. Takeda was employed by the Long Term Credit Bank of Japan (currently Shinsei Bank) and LTCB Warburg (now UBS Securities).

Yu Shimizu, CMA, has been a Co-Portfolio Manager of the Predecessor Japan Fund since January 2012.  He joined SPARX in 2005.  Prior to joining SPARX, Mr. Shimizu worked as an analyst at UFJ Partners Asset Management Co., Ltd. (currently Mitsubishi UFJ Asset Management Co., Ltd.) and as an analyst at Yasuda Capital Management Co., Ltd. (currently Yasuda Asset Management Co., Ltd.).

Tadahiro Fujimura, CFA and CMA, has been a Co-Portfolio Manager of the Predecessor Japan Small Cap Fund since its inception, and has primary responsibility for the day-to-day management of the Fund’s portfolio. He acts as head of the Investment & Research Division at SPARX and is responsible for overseeing Japanese Mid and Small Cap Strategies. Prior to joining SPARX, Mr. Fujimura was chief portfolio manager of the small cap investment team at Nikko Investment Trust & Management (currently Nikko Asset Management).

Hidehiro Moriya has been a Co-Portfolio Manager of the Predecessor Japan Small Cap Fund since June 2012. He joined SPARX in May 2006, as a research analyst. Prior to joining SPARX, he worked in the investment banking division of Morgan Stanley Japan Limited, where he handled large equity offerings and mergers and acquisitions.

HENNESSY EQUITY AND INCOME FUND – EQUITY SLEEVE – THE LONDON COMPANY OF VIRGINIA, LLC

Stephen M. Goddard, CFA, the lead Portfolio Manager of the Fund, is Managing Director and Founder of The London Company, and he heads The London Company’s investment committee. Mr. Goddard has managed the equity sleeve of the Fund since July 2007.

J. Brian Campbell, CFA, is a Portfolio Manager, and a member of The London Company’s investment committee. Mr. Campbell has helped manage the equity sleeve of the Fund since joining The London Company in September 2010. Before joining The London Company, Mr. Campbell spent six years as a portfolio manager and the Director of Research at Hilliard Lyons Capital Management.

Mark E. DeVaul, CFA, CPA, is a Portfolio Manager and a member of The London Company’s investment committee.  Mr. DeVaul has helped manage the equity sleeve of the Fund since joining The London Company in July 2011.  Before joining The London Company, Mr. DeVaul spent over eight years with Nuveen Investments.

Jonathan T. Moody, CFA, is a principal, Portfolio Manager, and a member of The London Company’s investment committee. Mr. Moody has helped manage the equity sleeve of the Fund since July 2007. Prior to joining The London Company, he founded Primary Research Group.

HENNESSY EQUITY AND INCOME FUND – FIXED INCOME SLEEVE – AND HENNESSY CORE BOND FUND – FINANCIAL COUNSELORS, INC.

Gary B. Cloud, CFA, is a Senior Vice President and Portfolio Manager of FCI.  Mr. Cloud has managed the fixed income sleeve of the Hennessy Equity and Income Fund and the assets in the Hennessy Core Bond Fund since July 2007.  He joined FCI in 2003 and serves as a member of the Fixed Income Investment Committee.

HENNESSY FUNDS	1-800-966-4354

Peter G. Greig, CFA, is a Senior Vice President and Portfolio Manager of FCI.  Mr. Greig has managed the fixed income sleeve of the Hennessy Equity and Income Fund and the assets in the Hennessy Core Bond Fund since July 2007.  He joined FCI in 1989 as a Trader and Fixed Income Analyst.  He chairs FCI’s Fixed Income Investment Committee.

Sub-Advisory Fee

For the most recent fiscal year, the Manager (not the Funds) paid a sub-advisory fee, based upon the daily net assets of each Fund or Predecessor Fund, as applicable, that is subadvised, at the rate of 0.29% for the Hennessy Focus Fund, 0.35% for the Hennessy Large Value Fund, 0.33% for the equity sleeve of the Hennessy Equity and Income Fund, 0.27% for the fixed income sleeve of the Hennessy Equity and Income Fund, 0.27% for the Hennessy Core Bond Fund, 0.35% for the Predecessor Japan Fund and 0.20% for the Predecessor Japan Small Cap Fund.  For the fiscal year ending October 31, 2014, FCI voluntarily agreed to reduce its sub-advisory fee with respect to the Hennessy Core Bond Fund to 0.15% of the Fund’s average daily net assets.  The Manager pays sub-advisory fees from its own assets, and these fees are not an additional expense of the Fund.

Additional Manager and Sub-Advisor Information

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreements with the Manager and the sub-advisory agreements with the sub-advisors is available in the semi-annual report of the Hennessy Funds to shareholders for the period ended April 30, 2013 and in the annual report of the Hennessy Funds to shareholders for the period ended October 31, 2013.

The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds that they manage.

Distribution Fees

Each of the Hennessy Focus Fund, the Hennessy Total Return Fund, the Hennessy Equity and Income Fund, the Hennessy Balanced Fund, the Hennessy Core Bond Fund, the Hennessy Gas Utility Index Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act, which allows the Fund to use up to 0.25% of the average daily net assets of its Investor Class shares to pay sales, distribution and other fees for the sale and distribution of its shares and for services provided to investors.  Currently, the Board of Trustees has approved the payment of up to 0.15% of the average daily net assets of each of the Hennessy Total Return Fund and the Hennessy Balanced Fund as a Rule 12b-1 fee.  The Board of Trustees has not authorized the payment of Rule 12b-1 fees for the Hennessy Gas Utility Index Fund, and, subject to any applicable shareholder or additional board approval, will not authorize any such payments prior to October 26, 2014.

Because distribution fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Servicing Agreement

Each of the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, the Hennessy Large Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund has entered into a Shareholder Servicing Agreement with the Manager. The Servicing Agreement provides that the Manager will provide administrative support services to such Funds consisting of:

•	maintaining an “800” number that current shareholders may call to ask questions about the Funds or their accounts with such Funds;
•	assisting shareholders in processing exchange and redemption requests for such Funds;
•	assisting shareholders in changing dividend options, account designations and addresses for such Funds;
•	responding generally to questions of shareholders about such Funds; and
•	providing such other similar services as such Funds may request.

For such services, each such Fund pays an annual service fee to the Manager equal to 0.10% of the average daily net assets of its Investor Class shares. Institutional Class shares are not subject to this servicing fee.

HENNESSYFUNDS.COM

MANAGEMENT OF THE FUNDS AND SHAREHOLDER INFORMATION

SHAREHOLDER INFORMATION

Pricing of Fund Shares

The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is called the net asset value (“NAV”). This is calculated by dividing a Fund’s assets, minus its liabilities, by the number of shares outstanding. The NAV of a Fund’s shares is normally determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays). Each Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. Each Fund values most money market instruments it holds at their amortized cost.

If market quotations are not available, a Fund will value securities at their fair value pursuant to the procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and a Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

Each Fund will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. It will process purchase and redemption orders that it receives after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. If an investor sends a purchase or redemption request to the Funds’ corporate address, instead of to its Transfer Agent, the Funds will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received in the offices of the Transfer Agent.

FOR QUESTIONS PLEASE CALL

The Hennessy Funds
1-800-966-4354 or
1-415-899-1555
10 A.M. - 7 P.M. ET, M-Th; 5 P.M. F
7 A.M. - 4 P.M. PT, M-Th; 2 P.M. F

US Bank, Transfer Agent for the Funds
1-800-261-6950 or
1-414-765-4124
9 A.M. - 8 P.M. ET, M-F
6 A.M. - 5 P.M. PT, M-F

Classes of Shares

The following Funds offer Institutional Class shares:

Hennessy Cornerstone Growth Fund
Hennessy Focus Fund
Hennessy Cornerstone Mid Cap 30 Fund
Hennessy Cornerstone Large Growth Fund
Hennessy Cornerstone Value Fund
Hennessy Large Value Fund
Hennessy Equity and Income Fund
Hennessy Core Bond Fund
Hennessy Small Cap Financial Fund
Hennessy Technology Fund
Hennessy Japan Fund

Institutional Class shares are available only to institutional investors or to shareholders who invest directly in a Fund or who invest through certain broker-dealers and financial institutions that have entered into appropriate arrangements with a Fund. There is also a higher minimum initial investment requirement for Institutional Class shares, as described below. If you qualify as a purchaser of Institutional Class shares, but your account is invested in Investor Class shares, you may convert your Investor Class shares to Institutional Class shares based on the relative net asset values of the two Classes on the conversion date.

Account Minimum Investments –
Investor Class

The minimum initial investment in Investor Class shares is $2,500 for regular accounts and $250 for Individual Retirement Accounts (“IRA”). For corporate sponsored retirement plans, there is no minimum initial investment. There is no subsequent minimum investment requirement for the Funds. A $100 minimum exists for each additional investment made through the Automatic Investment Plan for a Fund. Each Fund may waive the minimum investment requirements from time to time.

Investors purchasing a Fund through financial intermediaries’ asset based fee programs may have the above minimum investments waived by their intermediary since the intermediary, rather than the Fund, absorbs the increased costs of small purchases.

Account Minimum Investments –
Institutional Class

The minimum initial investment in Institutional Class shares of a Fund is $250,000. There is no subsequent minimum investment requirement for the Funds. A $100 minimum exists for each additional investment made through the Automatic Investment Plan.

Each Fund reserves the right to waive or reduce the minimum initial investment amount for Institutional Class shares for purchases made through certain retirement, benefit and pension plans, or for certain classes of shareholders. For investors purchasing Institutional Class shares through a broker-dealer, financial institution or servicing agent, shareholder purchases may be aggregated to meet the minimum initial investment amount. The Manager, in its discretion, may take into account the aggregate assets that a shareholder has in determining if the shareholder meets the minimum initial investment amount.

Market Timing Policy

Frequent purchases and redemptions of a Fund’s shares by a shareholder may harm other shareholders of the Fund by interfering with efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of the Fund’s shares. Accordingly, the Board of Trustees discourages frequent purchases and redemptions of shares of a Fund by reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of shares of the Fund.

Each Fund tracks shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency harmful to other shareholders of the Fund.  In this regard, pursuant to Rule 22c-2 of the Investment Company Act, the Funds enter into shareholder information agreements with financial intermediaries that purchase shares of the Funds for omnibus accounts.  These agreements require the financial intermediary to provide the Funds access, upon request, to information about underlying shareholder transaction activity in the omnibus account.  Any non-public personal information provided to the Funds is subject to the Funds’ privacy policy.

In considering a shareholder’s trading activity, a Fund may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in any of the Funds.  If frequent trading or market timing is detected, a Fund, based on its assessment of the severity of the market timing, shall take one or more of the following actions: (1) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account’s ability to transact subscriptions; (2) freeze the account demonstrating the activity from transacting further subscriptions; or (3) close the account demonstrating frequent trading activity.

Although the Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

Telephone Privileges

Each Fund offers the ability to redeem or exchange shares or purchase additional shares via telephone. If you do not wish to have these telephone privileges on your account, please decline this option in the Account Application. Otherwise, the telephone privileges will be available on your account.

How To Purchase Shares

Shares of the Funds have not been registered for sale outside of the United States.  The Funds do not sell shares to non-United States citizens, subject to the discretion of the Funds.  Other than United States military personnel with an APO or FPO address, United States citizens living abroad may purchase shares of the Funds only if they have a social security number and a physical address (not a P.O. box) within the United States, subject to the discretion of the Funds.  The Funds reserve the right, in their sole discretion and to the extent permitted by applicable law, to sell shares to non-United States citizens and United States citizens living abroad with a social security number, but no physical address within the United States.

You may purchase shares of the Funds by check, wire or Automated Clearing House (ACH) network. The Funds will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. In addition, cashiers checks in the amounts of less than $10,000 will not be accepted. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. In addition, the Funds cannot accept post-dated checks, post-dated online bill pay checks, or any conditional order or payment.

The Funds will not issue certificates evidencing shares purchased. Instead, the Funds will send investors a written confirmation for all purchases of shares. The Funds reserve the right to reject any purchase in whole or in part.

In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your

HENNESSYFUNDS.COM

SHAREHOLDER INFORMATION

Account Application as part of the Funds’ Anti-Money Laundering Compliance Program. The Funds might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Permanent addresses containing a P.O. Box will not be accepted, although an alternate mailing address including a P.O. Box may be established. Please contact the Funds at 1-800-966-4354 or 1-415-899-1555 if you need additional assistance when completing your application. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Funds reserve the right to close the account within five business days if clarifying information/documentation is not received.

HOW DO I PURCHASE SHARES BY CHECK?

If you are making an initial investment in a Fund, simply complete the appropriate Account Application and mail it with a check, made payable to “Hennessy Funds,” to:

For regular mail delivery:	For overnight delivery:
Hennessy Funds	Hennessy Funds
c/o U.S. Bancorp Fund Services	c/o U.S. Bancorp Fund Services
P.O. Box 701	615 East Michigan St., 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agent. Therefore, deposit in the mail or with such services or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.

The Transfer Agent will charge a $25.00 fee against a shareholder’s account in addition to any loss sustained by a Fund for any payment, check or electronic funds transfer returned to the Transfer Agent.

HOW DO I PURCHASE SHARES BY WIRE?

A completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to one of the addresses listed above prior to wiring funds. If you are making an initial investment in a Fund, please contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery or fax. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. If you are making a subsequent purchase, prior to wiring funds, you should be sure to notify the Transfer Agent. U.S. Bank must receive wired funds prior to the close of regular trading on the NYSE (4:00 P.M. Eastern time/1:00 P.M. Pacific time) to receive same day pricing. Wired funds received after that time will be processed the following day with the following day’s pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

All wires should specify the name of the Fund and Class of shares, the name(s) in which the account is registered, the account number and the amount being wired. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to a Fund.

To ensure prompt and accurate credit upon receipt of your wire, your bank should transmit immediately available funds by wire in your name to:

Hennessy Funds
c/o U.S. Bank, N.A.	Credit: U.S. Bancorp Fund Services LLC
777 E. Wisconsin Ave.	Account Number: 112-952-137
Milwaukee, WI 53202	Further Credit: Mutual fund name, shareholder
ABA# 075000022	name and account number

CAN I PURCHASE SHARES THROUGH BROKER-DEALERS?

You may buy, sell and exchange shares of a Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or its agent) holds your shares in an omnibus account in the broker’s (or its agent’s) name, and the broker (or its agent) maintains your individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or its agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the applicable Fund’s prospectus.

If you decide to purchase shares through a broker, please carefully review the program materials provided to you by the broker (or its agent), because particular brokers may adopt policies or procedures that are separate from those described in this Prospec-

HENNESSY FUNDS	1-800-966-4354

tus. The broker (or its agent) is responsible for ensuring that you receive copies of the applicable Fund’s prospectus, annual report, semi-annual report, and other Fund disclosure documents.

To inquire about an agreement, broker-dealers should call the Funds at 1-800-966-4354 or 1-415-899-1555.

TELEPHONE PURCHASE

You may purchase additional shares of a Fund by calling 1-800-261-6950 or 1-414-765-4124. Unless you have elected to decline telephone privileges on your Account Application, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase must be in the amount of $100 or more. If your order is received prior to the close of trading on the NYSE, your shares will be purchased at the net asset value calculated on that date. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Automatic Investment Plan

For your convenience, each Fund offers an Automatic Investment Plan. This plan allows money to be moved from the shareholder’s bank account to the shareholder’s Fund account on a systematic schedule (e.g., monthly, quarterly, semi-annually and annually) that the shareholder selects. After your initial investment in a Fund, you may authorize the Fund to withdraw amounts of $100 or more.

If you wish to enroll in this plan, complete the appropriate section on the initial Account Application, or complete the Automatic Investment Plan Application. You may call the Funds at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at hennessyfunds.com. Signed applications should be received by the Transfer Agent at least 15 business days prior to your initial transaction. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. A Fund may terminate or modify this privilege at any time. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800-261-6950 or 1-414-765-4124 or in written form five calendar days prior to the effective date.

Retirement Plans

You may invest in the Funds under the following retirement plans:

•	Coverdell Education Savings Account
•	Traditional IRA
•	Roth IRA
•	SEP-IRA for sole proprietors, partnerships and corporations
•	SIMPLE-IRA

The Funds recommend that investors consult with a financial and/or tax advisor regarding IRAs before investing in a Fund. The annual IRA maintenance fee is $15 (capped at $30 per social security number). The fee for a transfer, distribution or recharacterization of an IRA is $25 per transaction. Complete details on fees are outlined in our Individual Retirement Account & Coverdell Educational Savings Account Disclosure Statement.

How To Sell Shares

You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business either directly through the Funds or through your investment representative. Redemptions that are received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day.  Requests received after that time will be processed as of the close of business on the next business day.  Redemption requests for an IRA, Coverdell Education Plan or other retirement or qualified plan must be made in writing and cannot be made via telephone.

HOW DO I SELL SHARES BY MAIL?

You may redeem your shares by sending a written request to the Transfer Agent. After your request is received in “good order,” a Fund will redeem your shares at the next NAV. To be in “good order,” redemption requests must include the following: (i) the name of the Fund account; (ii) the account number; (iii) the number of Investor Class or Institutional Class shares of the Fund or the dollar value of Investor Class or Institutional Class shares of the Fund to be redeemed; (iv) any signature guarantees that are required; and (v) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, please specify whether proceeds are to be sent by mail, wire or electronic funds transfer through the Automated Clearing House (ACH) network to the bank account that you have designated on your Account Application.  If you are redeeming from an IRA or other retirement or qualified plan, please indicate on your written request whether or not to withhold federal income tax (generally 10%).  Unless a redemption request specifies not to have federal income tax withheld, the transaction will be subject to withholding.  To add wire instructions to an account at the time of the redemption, a signature guarantee is required. The letter should be signed by all shareholders whose names appear on the account registration. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to

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ascertain what additional documentation is required. Please see the following section “When are signature guarantees required?”

HOW DO I SELL SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your account, you may redeem all or some of your shares, up to a maximum of $100,000, by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading. Redemption requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Telephone redemptions will not be accepted for retirement accounts.

When you establish telephone privileges, you are authorizing the Funds and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person. Redemption proceeds will be sent by check to the address of record unless you elected to have proceeds transferred to the bank account designated on your Account Application.

Before acting on instructions received by telephone, a Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If a Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. A Fund may change, modify or terminate these privileges at any time upon written notice to shareholders. A Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under “How Do I Purchase Shares by Check?” above. Your written request for telephone privileges must include the Fund name and account number and must be signed by the registered owner(s) of the account. A signature guarantee or other acceptable form of authentication from a financial institution source may also be required. Please contact the Transfer Agent at 1-800-261-6950 before sending your instruction.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to place your telephone transaction. You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

WHEN ARE SIGNATURE GUARANTEES REQUIRED?

To protect a Fund and its shareholders, a signature guarantee is required in the following situations:

•	The redemption request includes a change of address, or a change of address request was received by the Transfer Agent within the last 30 calendar days;
•	The redemption proceeds are to be payable or sent to any person, address or bank account not on record;
•	IRA transfer;
•	Account ownership is being changed; and
•	The redemption request is over $100,000 (Investor Class shares only).

In addition to the situations described above, a Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notarized signature is not an acceptable substitute for a signature guarantee.

A Fund reserves the right, at its sole discretion, to waive the signature guarantee requirement for a specific redemption request.

WHEN WILL I RECEIVE MY REDEMPTION PROCEEDS?

Payment of your redemption proceeds will be made promptly, but not later than seven calendar days after the receipt of your written request in proper form as discussed in this Prospectus. If you did not purchase your shares by wire, a Fund may delay payment of your redemption proceeds for up to 15 calendar days from date of purchase or until your check has cleared, whichever occurs first. In addition, a Fund can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the New York Stock

Exchange is closed or during emergency circumstances, as determined by the Securities and Exchange Commission.

If you redeem by phone, payment will usually be made on the next business day. You may have a check sent to you at your address of record, proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network to the pre-determined bank account. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds for a complete redemption, or deducted from your remaining balance for a partial redemption, and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, however credit may not be available for two to three business days.

A Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio. It is not expected that a Fund would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

CAN MY INVESTOR CLASS ACCOUNT BE INVOLUNTARILY REDEEMED?

A Fund may redeem the shares in your account if the value of your account is less than $2,500 for three months or longer as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $2,500 before a Fund makes an involuntary redemption. You will then have 60 calendar days in which to make an additional investment to bring the value of your account to at least $2,500 before the Fund takes any action.

CAN MY INSTITUTIONAL CLASS ACCOUNT BE INVOLUNTARILY CONVERTED?

If your Institutional Class shares account balance falls below $250,000 for any reason, you will be given 60 calendar days to make additional investments so that your account balance is $250,000 or more. If you do not, a Fund may convert your Institutional Class shares into Investor Class shares, at which time your account will be subject to the involuntary redemption policies and procedures for Investor Class shares. Any such conversion will occur at the relative net asset value of the two share Classes, without the imposition of any fees or other charges. Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Class shares. This right of involuntary redemption does not apply to former Investor Class shareholders of the FBR Large Cap Fund, the FBR Mid Cap Fund or the FBR Small Cap Fund who became Institutional Class shareholders of the Hennessy Fund into which their FBR Fund was reorganized.

How To Exchange Shares

You may exchange shares of any Fund for shares of any other Fund any day the Funds and the NYSE are open for business. Exchange requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Prior to making an exchange into any other Fund, you should obtain and carefully read that Fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. Please keep in mind the minimum investment of $2,500 ($250 for IRA’s) for Investor Class shares and $250,000 for Institutional Class shares when determining the number of shares you want to exchange.

You may also exchange shares of any Fund for shares of the First American Prime Obligations Fund, a money market mutual fund not affiliated with the Funds, the Manager or the sub-advisors. The exchange privilege does not constitute an offering or recommendation on the part of the Funds, the Manager or the sub-advisors of an investment in the First American Prime Obligations Fund. Prior to making an exchange into the First American Prime Obligations Fund, you should obtain and carefully read that fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. If you exchange your Fund shares into shares of the First American Prime Obligations Fund, you may establish checkwriting privileges on that money market account for regular (non-IRA) accounts. Contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 for a checkwriting application and signature card.

Each Fund reserves the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess Fund expenses.  Each Fund reserves the right to reject any exchange order.  Each Fund may modify or terminate the exchange privilege upon written notice to shareholders.  Each Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders.  Such temporary suspension can be without prior notification to shareholders.  You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

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SHAREHOLDER INFORMATION

HOW DO I EXCHANGE SHARES BY MAIL?

You may exchange your Fund shares simply by sending a written request to the Transfer Agent. You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and the name of the other Fund into which the exchange is being made. If you have an existing account with the other fund, you should also give the name and account number for that fund. The letter should be signed by all shareholders whose names appear on the account registration.

HOW DO I EXCHANGE SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your Account Application, you may also exchange Fund shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE, which presently is 4:00 P.M. Eastern time/1:00 P.M. Pacific time. If you are exchanging shares by telephone, you will be subject to certain identification procedures, which are listed above under “How Do I Sell Shares by Telephone?”.  If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person. Telephone requests for exchanges will not be accepted with respect to shares represented by certificates.

Systematic Cash Withdrawal Program

As another convenience, you may redeem your Investor Class shares of each Fund through the Systematic Cash Withdrawal Program. The Systematic Cash Withdrawal Program is not available for redemption of Institutional Class shares. If you elect this method of redemption, a Fund will send you a check, or you may have the proceeds sent directly to your designated bank account via electronic funds transfer through the Automated Clearing House (ACH) network. The minimum payment amount is $100. You may choose to receive monthly, quarterly or annual payments. Your Fund account must have a value of at least $10,000 in order to participate in this program. The Systematic Cash Withdrawal Program may be terminated at any time by a Fund. You may also elect to terminate your participation in this program at any time by writing to the Transfer Agent at least five calendar days prior to the next payment.

A withdrawal involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Dividends and Distributions

Capital Gains.  Each of the Funds pays capital gains, if any, once annually, usually in November or December.

Dividends.  The following Funds declare and pay dividends, if any, once annually, usually in December:

Hennessy Cornerstone Growth Fund
Hennessy Focus Fund
Hennessy Cornerstone Mid Cap 30 Fund
Hennessy Cornerstone Large Growth Fund
Hennessy Cornerstone Value Fund
Hennessy Large Value Fund
Hennessy Small Cap Financial Fund
Hennessy Large Cap Financial Fund
Hennessy Technology Fund
Hennessy Japan Fund
Hennessy Japan Small Cap Fund

The following Funds declare and pay dividends quarterly:

Hennessy Total Return Fund
Hennessy Equity and Income Fund
Hennessy Balanced Fund
Hennessy Gas Utility Index Fund

The Hennessy Core Bond Fund declares and pays dividends monthly.

The Funds may make additional distributions if necessary to comply with the distribution requirements of the Internal Revenue Code.

You have four distribution options:

•	Automatic Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional Fund shares.
•	Split Cash Reinvest Options:
o	Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares; or
o	Your dividends will be reinvested in additional Fund shares and your capital gains distributions will be paid in cash.
•	All Cash Option – Both dividends and capital gains distributions will be paid in cash.

If you elect to receive distributions and or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, each Fund reserves the right to reinvest the distribution check in your account, at the current NAV of the Fund, and to reinvest all subsequent distributions.

You may make this election on the Account Application. You may change your election by writing to the Transfer Agent or by calling 1-800-261-6950 or 1-414-765-4124. Any changes should be submitted at least five calendar days prior to the record date of the distribution.

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Tax Information

Each Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).

If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the shareholders’ Consolidated Form 1099s when “covered” shares of the mutual funds are sold. Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as their standing (default) tax lot identification method for all shareholders, which means this is the method the Funds will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.  You may choose a method other than the Fund’s standing method at the time of your purchase or upon the sale of covered shares.  The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the shares of the Fund. Shareholders should consult their own tax advisors to determine the tax consequences of owning Fund shares.

Index Descriptions

The Russell 3000® Index is comprised of the 3,000 largest U.S. companies, as determined by market capitalization.  This portfolio of securities represents approximately 98% of the investable U.S. equity market.

The Russell 2000® Index is comprised of the smallest 2,000 companies in the Russell 3000® Index, representing approximately 8% of the Russell 3000® total market capitalization.

The Russell 2000® Financial Services Index is a subset of the Russell 2000® Index that measures the performance of the securities classified in the financial services sector of the small-capitalization U.S. equity market.

The Russell 1000® Index is comprised of the 1,000 largest companies in the Russell 3000® Index, based on market capitalization.

The Russell 1000® Value Index is comprised of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth value.

The Russell 1000® Financial Services Index is a subset of the Russell 1000® Index that measures the performance of the securities classified in the financial services sector of the large-capitalization U.S. equity market.

The Russell Midcap® Index is comprised of approximately 800 of the smallest securities of the Russell 1000® Index based on a combination of their market capitalization and current index membership.

The Russell Midcap® Growth Index is comprised of approximately 40% of the total market capitalization of the Russell 1000® Index and includes companies with higher price-to-book ratios and higher forecasted growth values.

The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange or The NASDAQ Stock Market.

The S&P 500 Index is a capitalization-weighted index of 500 stocks that is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries.

The 75/25 Blended DJIA/Treasury Index consists of 75% common stocks represented by the Dow Jones Industrial Average and 25% short-duration Treasury securities represented by the BofA Merrill Lynch 90-day Treasury Bill Index.

The 50/50 Blended DJIA/Treasury Index consists of 50% common stocks represented by the Dow Jones Industrial Average and 50% short-duration Treasury securities represented by the BofA Merrill Lynch 1-Year Treasury Note Index

The NASDAQ Composite Index is a broad-based capitalization-weighted index of all the NASDAQ National Market and small capitalization stocks.

The AGA Stock Index is a market capitalization-weighted index, adjusted monthly, consisting of publicly traded member companies of the American Gas Association.

The Blended Balanced Index consists of an unmanaged portfolio of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Barclays Capital Intermediate U.S. Government/Credit Index.

The Barclays Capital Intermediate U.S. Government/Credit Index measures performance of U.S. dollar denominated U.S. Treasuries, government-related and investment grade U.S.

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corporate securities that have a remaining maturity of greater than or equal to one year and less than ten years. Securities have $250 million or more of outstanding face value and must be fixed rate and non-convertible.

The Tokyo Stock Price Index (TOPIX) is an unmanaged, capitalization weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange.
The Russell/Nomura Total Market™ Index contains the top 98% of all stocks listed on Japan’s stock exchanges and registered on Japan’s OTC market, in terms of market capitalization.

The Russell/Nomura Small Cap™ Index contains the bottom 15% of the Russell/Nomura Total Market™ Index, which contains the top 98% of all stocks listed on Japan’s stock exchange and registered on Japan’s OTC market, in terms of market capitalization.

Householding

To help keep each Fund’s costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may, of course, request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 and we will begin individual delivery within 30 calendar days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

Electronic Delivery

The Funds offer shareholders the option to receive account statements, prospectuses, tax forms and reports online. To sign up for eDelivery, please visit hennessyfunds.com.  You may change your delivery preference at any time by visiting our website or contacting the Funds at 1-800-261-6950.

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FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the financial performance of the shares of the Funds or the predecessor funds to the Funds, as applicable, for the periods shown below. Certain information reflects financial results for a single Fund share. The “Total Return” figures show how much your investment would have increased or decreased during each period, assuming you had reinvested all dividends and distributions.  For the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, the Hennessy Large Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund, this information has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm. For the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Core Bond Fund, the Hennessy Gas Utility Index Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund, this information has been derived from financial statements audited by Tait, Weller & Baker LLP, an independent registered public accounting firm (except the information related to the Hennessy Equity and Income Fund and the Hennessy Core Bond Fund for the periods prior to March 31, 2010, which was audited by a different public accounting firm). KPMG LLP’s report, Tait, Weller & Baker LLP’s report and the Funds’ financial statements are included in the Annual Report of the Hennessy Funds, which is available upon request.

On March 20, 2009, the Tamarack Large Growth Fund, Class A, Class I, Class C, Class R and Class S shares (the “Predecessor Large Growth Fund”), a portfolio of Tamarack Funds Trust, was reorganized into the Hennessy Cornerstone Large Growth Fund, Investor Class shares, a series of Hennessy Funds Trust.  Prior to the reorganization, the Fund had no investment operations.  The Hennessy Cornerstone Large Growth Fund is the successor to the Predecessor Large Growth Fund.  The information presented for the periods prior to March 20, 2009 incorporates the operations of the Tamarack Large Growth Fund’s Class S shares (this Class was the largest share Class and the share Class most similar to the Investor Class shares in terms of fees and expenses), which, as a result of the reorganization, are the Hennessy Cornerstone Large Growth Fund’s operations.  However, the total returns of the Tamarack Large Growth Fund are not relevant to investors in the Hennessy Cornerstone Large Growth Fund because the Tamarack Large Growth Fund did not utilize the Large Growth Formula.

On March 20, 2009, the Tamarack Value Fund, Class A, Class C, Class R and Class S shares (the “Predecessor Value Fund”), a portfolio of Tamarack Funds Trust, was reorganized into the Hennessy Large Value Fund, Investor Class shares, a series of Hennessy Funds Trust. Prior to the reorganization, the Fund had no investment operations. The Hennessy Large Value Fund is the successor to the Predecessor Value Fund. The information presented for periods prior to March 20, 2009 incorporates the operations of the Tamarack Value Fund’s Class S shares (this Class was the largest share Class and the share Class most similar to the Investor Class shares in terms of fees and expenses), which, as a result of the reorganization, are the Hennessy Large Value Fund’s operations.

On September 17, 2009, Hennessy Advisors, Inc. became the investment manager to the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund. Each Fund’s investment objectives, principal investment strategies and sub-advisor have remained the same under the Manager.

Each of the following Funds is a successor to a series of The FBR Funds pursuant to a reorganization that took place after the close of business on October 26, 2012 (each a “Predecessor FBR Fund” and, collectively, the “Predecessor FBR Funds”): the Hennessy Focus Fund is the successor to the FBR Focus Fund; the Hennessy Equity and Income Fund is the successor to the FBR Balanced Fund; the Hennessy Core Bond Fund is the successor to the FBR Core Bond Fund; the Hennessy Gas Utility Index Fund is the successor to the FBR Gas Utility Index Fund; the Hennessy Small Cap Financial Fund is the successor to the FBR Small Cap Financial Fund; the Hennessy Large Cap Financial Fund is the successor to the FBR Large Cap Financial Fund; and the Hennessy Technology Fund is the successor to the FBR Technology Fund.  Prior to that date, each of the above Funds had no investment operations.  As a result of the reorganization, holders of the Investor Class shares of the Predecessor FBR Funds received Investor Class shares of the above Funds (the Investor Class shares of each above Fund is the successor to the accounting and performance information of the corresponding Predecessor FBR Fund), and holders of the Institutional Class shares of the Predecessor FBR Funds received Institutional Class shares of the above Funds (the Institutional Class shares of each above Fund is the successor to the accounting and performance information of the corresponding Predecessor FBR Fund).

HENNESSY FUNDS	1-800-966-4354

Financial Highlights
Hennessy Cornerstone Growth Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$12.38	$9.97	$10.28	$8.81	$8.80

Income from investment operations:
Net investment loss	(0.11)	(0.07)	(0.08)	(0.10)	(0.04)
Net realized and unrealized gains (losses) on securities	3.38	2.48	(0.23)	1.57	0.05
Total from investment operations	3.27	2.41	(0.31)	1.47	0.01

Less Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	—	—
Total distributions	—	—	—	—	—
Net asset value, end of year	$15.65	$12.38	$9.97	$10.28	$8.81

TOTAL RETURN	26.41%	24.17%	(3.02)%	16.69%	0.11%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$220.83	$265.60	$184.40	$207.11	$228.96
Ratio of expenses to average net assets	1.29%	1.34%	1.33%	1.34%	1.36%
Ratio of net investment loss to average net assets	(0.26)%	(0.66)%	(0.78)%	(0.89)%	(0.42)%
Portfolio turnover rate(1)	105%	90%	106%	103%	108%

(1) Portfolio turnover is calculated on the basis of the Fund as a whole.

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Financial Highlights
Hennessy Cornerstone Growth Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$12.57	$10.09	$10.37	$8.86	$8.82

Income from investment operations:
Net investment income (loss)	0.01	(0.04)	(0.05)	(0.07)	—
Net realized and unrealized gains (losses) on securities	3.36	2.52	(0.23)	1.58	0.04
Total from investment operations	3.37	2.48	(0.28)	1.51	0.04

Less Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	—	—
Total distributions	—	—	—	—	—
Net asset value, end of year	$15.94	$12.57	$10.09	$10.37	$8.86

TOTAL RETURN	26.81%	24.58%	(2.70)%	17.04%	0.45%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$26.23	$37.11	$2.53	$3.12	$4.68
Ratio of expenses to average net assets
Before expense reimbursement	1.11%	1.11%	1.09%	1.09%	1.11%
After expense reimbursement	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	(0.01)%	(0.51)%	(0.55)%	(0.64)%	(0.17)%
After expense reimbursement	0.12%	(0.38)%	(0.44)%	(0.53)%	(0.04)%
Portfolio turnover rate(1)	105%	90%	106%	103%	108%

(1) Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Focus Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011		2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$51.78	$49.80	$47.57		$37.56	$37.40

Income from investment operations:
Net investment income (loss)	(0.32)	(0.39)	(0.50	)(1)	(0.64)	(0.42)
Net realized and unrealized gains (losses) on securities	16.44	7.61	4.44		10.65	5.76
Total from investment operations	16.12	7.22	3.94		10.01	5.34

Less Distributions:
Dividends from net investment income	—	—	—		—	—
Dividends from net realized gains	(4.32)	(5.24)	(1.72)		—	(5.19)
Total distributions	(4.32)	(5.24)	(1.72)		—	(5.19)
Paid-in capital from redemption fees	0.00 (2)	0.00 (2)	0.01		0.00 (2)	0.01
Net asset value, end of year	$63.58	$51.78	$49.80		$47.57	$37.56

TOTAL RETURN	33.54%	16.17%	8.35%		26.65%	17.74%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	1,139.85	$707.61	$611.34		$670.84	$759.77
Ratio of expenses to average net assets	1.43%	1.41%	1.44%		1.51%	1.43%
Ratio of net investment loss to average net assets	(0.85)%	(0.79)%	(1.01)%		(1.31)%	(1.16)%
Portfolio turnover rate(3)	4%	13%	13%		5%	5%

(1)	Calculated based on average shares outstanding method.
(2)	Amount is less than $0.01.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

Financial Highlights
Hennessy Focus Fund

For an Institutional Class share outstanding throughout each year*

	Year Ended October 31,
	2013	2012	2011		2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$52.19	$50.02	$47.64		$37.84	$130.93

Income from investment operations:
Net investment income (loss)	(0.13)	(0.22)	(0.37	)(1)	(0.41)	(0.25)
Net realized and unrealized gains (losses) on securities	16.58	7.63	4.47		10.58	0.59
Total from investment operations	16.45	7.41	4.10		10.17	0.34

Less Distributions:
Dividends from net investment income	—	—	—		(0.37)	—
Dividends from net realized gains	(4.32)	(5.24)	(1.72)		—	(93.45)
Total distributions	(4.32)	(5.24)	(1.72)		(0.37)	(93.45)
Paid-in capital from redemption fees	—	0.00 (2)	0.00	(2)	0.00 (2)	0.02
Net asset value, end of year	$64.32	$52.19	$50.02		$47.64	$37.84

TOTAL RETURN	33.94%	16.51%	8.53%		27.32%	18.15%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$179.89	$77.28	$49.01		$36.81	$34.23
Ratio of expenses to average net assets	1.13%	1.12%	1.15%		1.26%	1.15%
Ratio of net investment income (loss) to average net assets	(0.52)%	(0.52)%	(0.76)%		(1.06)%	(0.88)%
Portfolio turnover rate(3)	4%	13%	13%		5%	5%

*	Per share amounts have been restated on a retroactive basis to reflect a 1:18 reverse stock split effective December 10, 2010.
(1)	Calculated based on average shares outstanding method.
(2)	Amount is less than $0.01.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Cornerstone Mid Cap 30 Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$14.06	$12.15	$11.18	$8.73	$8.02

Income from investment operations:
Net investment income (loss)	0.09	0.08	(0.09)	(0.03)	(0.02)
Net realized and unrealized gains (losses) on investments	3.35	1.83	1.06	2.48	0.73
Total from investment operations	3.44	1.91	0.97	2.45	0.71

Less Distributions:
Dividends from net investment income	(0.18)	—	—	—	—
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.18)	—	—	—	—
Net asset value, end of year	$17.32	$14.06	$12.15	$11.18	$8.73

TOTAL RETURN	24.78%	15.72%	8.68%	28.06%	8.85%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$159.45	$145.85	$146.23	$123.20	$128.36
Ratio of expenses to average net assets	1.31%	1.37%	1.36%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets	0.51%	0.59%	(0.79)%	(0.26)%	(0.20)%
Portfolio turnover rate(1)	212%	25%	107%	87%	90%

(1)  Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

Financial Highlights
Hennessy Cornerstone Mid Cap 30 Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$14.31	$12.32	$11.29	$8.78	$8.04

Income from investment operations:
Net investment income (loss)	0.14	0.09	(0.05)	0.02	0.02
Net realized and unrealized gains (losses) on investments	3.41	1.90	1.08	2.49	0.72
Total from investment operations	3.55	1.99	1.03	2.51	0.74

Less Distributions:
Dividends from net investment income	(0.24)	—	—	—	—
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.24)	—	—	—	—
Net asset value, end of year	$17.62	$14.31	$12.32	$11.29	$8.78

TOTAL RETURN	25.15%	16.15%	9.12%	28.59%	9.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$51.19	$41.62	$24.06	$21.38	$27.44
Ratio of expenses to average net assets
Before expense reimbursement	1.11%	1.16%	1.14%	1.16%	1.15%
After expense reimbursement	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	0.71%	0.90%	(0.41)%	(0.03)%	0.04%
After expense reimbursement	0.84%	1.08%	(0.57)%	0.15%	0.21%
Portfolio turnover rate(1)	212%	25%	107%	87%	90%

(1)  Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Cornerstone Large Growth Fund

For an Investor Class share outstanding throughout each year

					One Month
					Ended		Year Ended
	Year Ended October 31,				October 31,		September 30,
	2013	2012	2011	2010	2009(1)		2009(2)
PER SHARE DATA:
Net asset value, beginning of year	$10.77	$12.37	$11.70	$9.49	$9.60		$10.09

Income from investment operations:
Net investment income (loss)	0.14	0.13	0.09	0.09	—	(3)	0.05
Net realized and unrealized gains (losses) on securities	2.77	0.80	0.69	2.17	(0.11)		(0.54)
Total from investment operations	2.91	0.93	0.78	2.26	(0.11)		(0.49)

Less Distributions:
Dividends from net investment income	(0.10)	(0.07)	(0.09)	(0.05)	—		—
Dividends from net realized gains	(0.02)	(2.46)	(0.02)	—	—		—
Total distributions	(0.12)	(2.53)	(0.11)	(0.05)	—		—
Net asset value, end of year	$13.56	$10.77	$12.37	$11.70	$9.49		$9.60

TOTAL RETURN	27.32%	9.14%	6.70%	23.88%	(1.15	)%(4)	(4.86)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$88.77	$75.83	$77.88	$78.83	$69.41		$70.61
Ratio of expenses to average net assets
Before expense reimbursement/recoupment	1.19%	1.27%	1.26%	1.30%	1.26	%(5)	1.40%
After expense reimbursement/recoupment	1.19%	1.27%	1.30%	1.30%	1.30	%(5)	1.17%
Ratio of net investment income to average net assets
Before expense reimbursement/recoupment	1.10%	1.35%	0.72%	0.84%	(0.01	)%(5)	0.36%
After expense reimbursement/recoupment	1.10%	1.35%	0.68%	0.84%	(0.05	)%(5)	0.59%
Portfolio turnover rate(6)	73%	0%	70%	83%	0	%(4)	116%

(1)	For the one month ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31 from September 30.
(2)
The financial highlights set forth for periods prior to March 20, 2009 represent the historical financial highlights of the Tamarack Large Cap Growth Fund, Class S shares.  The assets of the Tamarack Large Cap Growth Fund were acquired by the Hennessy Cornerstone Large Growth Fund on March 20, 2009.  At the time, RBC Global Asset Management (U.S.), Inc. (formerly known as Voyageur Asset Management Inc.) ceased to be investment advisor and Hennessy Advisors, Inc. became investment advisor.  The return of the Tamarack Large Cap Growth Fund, Class S shares during the period October 1, 2008 through March 20, 2009 was (33.30)%.  The return of the Hennessy Cornerstone Large Growth Fund, Original Class shares during the period March 20, 2009 through September 30, 2009 was 42.64%.

(3)	Amount is less than $0.01 or ($0.01) per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

Financial Highlights
Hennessy Cornerstone Large Growth Fund

For an Institutional Class share outstanding throughout each year

					One Month
					Ended		Period Ended
	Year Ended October 31,				October 31,		September 30,
	2013	2012	2011	2010	2009(1)		2009(2)
PER SHARE DATA:
Net asset value, beginning of year	$10.85	$12.44	$11.76	$9.51	$9.61		$6.73

Income from investment operations:
Net investment income	0.09	0.07	0.08	0.10	—	(3)	0.03
Net realized and unrealized gains (losses) on securities	2.88	0.89	0.74	2.20	(0.10)		2.85
Total from investment operations	2.97	0.96	0.82	2.30	(0.10)		2.88

Less Distributions:
Dividends from net investment income	(0.12)	(0.09)	(0.12)	(0.05)	—		—
Dividends from net realized gains	(0.02)	(2.46)	(0.02)	—	—		—
Total distributions	(0.14)	(2.55)	(0.14)	(0.05)	—		—
Net asset value, end of year	$13.68	$10.85	$12.44	$11.76	$9.51		$9.61

TOTAL RETURN	27.63%	9.43%	6.99%	24.26%	(1.04	)%(4)	42.79	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$16.19	$33.94	$0.14	$0.07	$0.04		$0.04
Ratio of expenses to average net assets
Before expense reimbursement	1.10%	1.41%	1.14%	1.16%	1.14	%(5)	16.51	%(5)
After expense reimbursement	0.98%	0.98%	0.98%	0.98%	0.98	%(5)	0.98	%(5)
Ratio of net investment income to average net assets
Before expense reimbursement	1.38%	6.44%	0.81%	0.90%	0.12	%(5)	(14.54	)%(5)
After expense reimbursement	1.50%	6.87%	0.97%	1.08%	0.28	%(5)	0.99	%(5)
Portfolio turnover rate(6)	73%	0%	70%	83%	0	%(4)	116	%(4)

(1)	For the one month ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31 from September 30.
(2)	Institutional Class shares commenced operations on March 20, 2009.
(3)	Amount is less than $0.01 or ($0.01) per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Cornerstone Value Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$14.02	$12.84	$12.53	$10.63	$9.05

Income from investment operations:
Net investment income	0.42	0.37	0.45	0.29	0.24
Net realized and unrealized gains (losses) on investments	2.84	1.23	0.23	1.81	1.87
Total from investment operations	3.26	1.60	0.68	2.10	2.11

Less Distributions:
Dividends from net investment income	(0.38)	(0.42)	(0.37)	(0.20)	(0.53)
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.38)	(0.42)	(0.37)	(0.20)	(0.53)
Net asset value, end of year	$16.90	$14.02	$12.84	$12.53	$10.63

TOTAL RETURN	23.84%	12.79%	5.58%	19.98%	25.51%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$138.94	$124.99	$116.41	$155.87	$145.91
Ratio of expenses to average net assets	1.22%	1.26%	1.31%	1.29%	1.27%
Ratio of net investment income to average net assets	2.60%	2.67%	2.94%	2.33%	3.19%
Portfolio turnover rate(1)	41%	47%	40%	91%	59%

(1)  Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

Financial Highlights
Hennessy Cornerstone Value Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$14.04	$12.86	$12.54	$10.63	$9.06

Income from investment operations:
Net investment income	0.50	0.45	0.36	0.30	0.30
Net realized and unrealized gains (losses) on investments	2.80	1.19	0.37	1.83	1.83
Total from investment operations	3.30	1.64	0.73	2.13	2.13

Less Distributions:
Dividends from net investment income	(0.42)	(0.46)	(0.41)	(0.22)	(0.56)
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.42)	(0.46)	(0.41)	(0.22)	(0.56)
Net asset value, end of year	$16.92	$14.04	$12.86	$12.54	$10.63

TOTAL RETURN	24.13%	13.13%	6.00%	20.31%	25.87%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$4.09	$2.53	$1.17	$1.35	$1.11
Ratio of expenses to average net assets
Before expense reimbursement	1.10%	1.20%	1.14%	1.10%	1.13%
After expense reimbursement	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income to average net assets
Before expense reimbursement	2.64%	2.72%	3.04%	2.52%	3.33%
After expense reimbursement	2.76%	2.94%	3.20%	2.64%	3.48%
Portfolio turnover rate(1)	41%	47%	40%	91%	59%

(1)  Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Large Value Fund

For an Investor Class share outstanding throughout each year

							One Month
					Ended		Year Ended
	Year Ended October 31,				October 31,		September 30,
	2013	2012	2011	2010	2009(1)		2009(2)
PER SHARE DATA:
Net asset value, beginning of year	$24.71	$21.47	$20.57	$18.88	$19.49		$21.80

Income from investment operations:
Net investment income (loss)	0.28	0.28	0.22	0.14	0.01		0.31
Net realized and unrealized gains (losses) on securities	6.00	3.14	0.89	1.78	(0.62)		(2.21)
Total from investment operations	6.28	3.42	1.11	1.92	(0.61)		(1.90)

Less Distributions:
Dividends from net investment income	(0.29)	(0.18)	(0.21)	(0.23)	—		(0.41)
Dividends from net realized gains	—	—	—	—	—		—
Total distributions	(0.29)	(0.18)	(0.21)	(0.23)	—		(0.41)
Net asset value, end of year	$30.70	$24.71	$21.47	$20.57	$18.88		$19.49

TOTAL RETURN	25.64%	16.07%	5.36%	10.22%	(3.13	)%(3)	(8.43)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$143.48	$125.00	$123.97	$131.54	$132.77		$138.34
Ratio of expenses to average net assets
Before expense reimbursement	1.33%	1.40%	1.38%	1.41%	1.37	%(5)	1.42%
After expense reimbursement	1.33%	1.40%	1.38%	1.38%	1.30	%(5)	1.17%
Ratio of net investment income to average net assets
Before expense reimbursement	0.98%	1.16%	0.97%	0.64%	0.28	%(5)	1.46%
After expense reimbursement	0.98%	1.16%	0.97%	0.67%	0.35	%(5)	1.71%
Portfolio turnover rate(4)	91%	111%	149%	146%	10	%(4)	142%
(1)	For the one month ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31 from September 30.
(2)
The financial highlights set forth for periods prior to March 20, 2009 represent the historical financial highlights of the Tamarack Value Fund, Class S shares.  The assets of the Tamarack Value Fund were acquired by the Hennessy Large Value Fund (formerly known as Hennessy Select Large Value Fund) on March 20, 2009.  Prior to the reorganization, Tamarack Value Fund also offered Class A, Class C and R shares. At that time, RBC Global Asset Management (U.S.), Inc., (formerly known as Voyageur Asset Management Inc.) ceased to be investment advisor and Hennessy Advisors, Inc. became investment advisor.  The return of the Tamarack Value Fund, Class S shares during the period October 1, 2008 through March 20, 2009 was (33.09)%.  The return of the Hennessy Select Large Value Fund, Original Class shares during the period March 20, 2009 through September 30, 2009 was 36.84%.

(3)	Not annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.
(5)	Annualized.

HENNESSYFUNDS.COM

Financial Highlights
Hennessy Large Value Fund

For an Institutional Class share outstanding throughout each year

					One Month
					Ended		Period Ended
	Year Ended October 31,				October 31,		September 30,
	2013	2012	2011	2010	2009(1)		2009(2)
PER SHARE DATA:
Net asset value, beginning of year	$24.83	$21.56	$20.65	$18.92	$19.53		$14.25

Income from investment operations:
Net investment income (loss)	0.49	0.39	0.27	0.21	—	(3)	0.08
Net realized and unrealized gains (losses) on securities	5.90	3.15	0.92	1.80	(0.61)		5.20
Total from investment operations	6.39	3.54	1.19	2.01	(0.61)		5.28

Less Distributions:
Dividends from net investment income	(0.39)	(0.27)	(0.28)	(0.28)	—		—
Dividends from net realized gains	—	—	—	—	—		—
Total distributions	(0.39)	(0.27)	(0.28)	(0.28)	—		—
Net asset value, end of year	$30.83	$24.83	$21.56	$20.65	$18.92		$19.53

TOTAL RETURN	26.08%	16.58%	5.76%	10.65%	(3.12	)%(4)	37.05	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$0.34	$0.06	$0.04	$0.04	$0.03		$0.03
Ratio of expenses to average net assets
Before expense reimbursement	1.14%	1.22%	1.21%	1.22%	1.20	%(5)	26.18	%(5)
After expense reimbursement	0.98%	0.98%	0.98%	0.98%	0.98	%(5)	0.98	%(5)
Ratio of net investment income to average net assets
Before expense reimbursement	1.07%	1.29%	1.13%	0.80%	0.44	%(5)	(24.06	)%(5)
After expense reimbursement	1.23%	1.53%	1.36%	1.04%	0.66	%(5)	1.14	%(5)
Portfolio turnover rate(6)	91%	111%	149%	146%	10	%(4)	142	%(4)

(1)	For the one month ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31 from September 30.
(2)	Institutional Class shares commenced operations on March 20, 2009.
(3)	Amount is less than $0.01 or $(0.01).
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS                                                                                                         1-800-966-4354

(This Page Intentionally Left Blank.)

HENNESSYFUNDS.COM

Financial Highlights
Hennessy Total Return Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$12.64	$11.47	$10.57	$9.10	$9.22

Income from investment operations:
Net investment income	0.16	0.18	0.18	0.16	0.18
Net realized and unrealized gains (losses) on securities	1.66	1.17	0.89	1.48	(0.14)
Total from investment operations	1.82	1.35	1.07	1.64	0.04

Less Distributions:
Dividends from net investment income	(0.16)	(0.18)	(0.17)	(0.17)	(0.16)
Dividends from realized capital gains	—	—	—	—	—
Total distributions	(0.16)	(0.18)	(0.17)	(0.17)	(0.16)
Net asset value, end of year	$14.30	$12.64	$11.47	$10.57	$9.10

TOTAL RETURN	14.49%	11.78%	10.22%	18.09%	0.69%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$90.24	$77.67	$64.13	$69.08	$52.38
Gross ratio of expenses, including interest expense, to average net assets	1.37%	1.37%	1.34%	1.33%	1.56%
Ratio of interest expense to average net assets	0.10%	0.08%	0.10%	0.08%	0.29%
Net ratio of expenses, excluding interest expense, to average net assets	1.27%	1.29%	1.24%	1.25%	1.27%
Ratio of net investment income to average net assets	1.16%	1.44%	1.56%	1.62%	2.12%
Portfolio turnover rate	31%	22%	21%	41%	41%

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Equity and Income Fund

For an Investor Class share outstanding throughout each year

				For the
				Period
				April 1,
				2010 to
	Year Ended October 31,			October 31,		Year Ended March 31,
	2013	2012	2011	2010(1)		2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$13.96	$12.99	$11.93	$11.52		$8.92	$12.27

Income from investment operations:
Net investment income	0.23	0.18	0.29 (2)	0.17	(2)	0.29 (2)	0.32 (2)
Net realized and unrealized gains (losses) on securities	1.81	0.99	1.04	0.40		2.61	(3.23)
Total from investment operations	2.04	1.17	1.33	0.57		2.90	(2.91)

Less Distributions:
Dividends from net investment income	(0.23)	(0.20)	(0.27)	(0.16)		(0.30)	(0.25)
Dividends from realized capital gains	—	0.00	—	—		—	(0.17)
Return of capital	—	—	—	—		—	(0.03)
Total distributions	(0.23)	(0.20)	(0.27)	(0.16)		(0.30)	(0.45)
Paid-in capital from redemption fees	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.01
Net asset value, end of year	$15.77	$13.96	$12.99	$11.93		$11.52	$8.92

TOTAL RETURN	14.72%	9.01%	11.30%	5.04	%(4)	32.76%	(24.28)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$233.25	$196.92	$56.75	$41.50		$46.81	$18.86
Ratio of expenses to average net assets
Before expense reimbursement	1.36%	1.33%	1.54%	1.60	%(5)	1.69%	1.84%
After expense reimbursement	1.33%	1.24%	1.24%	1.24	%(5)	1.25%	1.32%
Ratio of net investment income to average net assets
Before expense reimbursement	1.51%	1.37%	2.03%	2.21	%(5)	2.26%	2.50%
After expense reimbursement	1.54%	1.46%	2.33%	2.56	%(5)	2.70%	3.03%
Portfolio turnover rate(6)	52%	34%	35%	27	%(4)	26%	32%

(1)	For the seven-month period ended October 31, 2010. Effective October 31, 2010, the Fund changed its fiscal year end from March 31 to October 31.
(2)	Calculated based on average shares outstanding method.
(3)	Amount is less than $0.01.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

Financial Highlights
Hennessy Equity and Income Fund

For an Institutional Class share outstanding throughout each year

				For the
				Period
				April 1,
				2010 to
	Year Ended October 31,			October 31,		Year Ended March 31,
	2013	2012	2011	2010(1)		2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$13.29	$12.38	$11.38	$10.99		$8.52	$11.75

Income from investment operations:
Net investment income (loss)	0.25	0.22	0.32 (2)	0.18	(2)	0.30 (2)	0.33 (2)
Net realized and unrealized gains (losses) on investments	1.72	0.92	0.99	0.38		2.50	(3.10)
Total from investment operations	1.97	1.14	1.31	0.56		2.80	(2.77)

Less Distributions:
Dividends from net investment income	(0.29)	(0.23)	(0.31)	(0.17)		(0.33)	(0.26)
Dividends from net realized gains	—	—	—	—		—	(0.17)
Return of Capital	—	—	—	—		—	(0.04)
Total distributions	(0.29)	(0.23)	(0.31)	(0.17)		(0.33)	(0.47)
Paid-in capital from redemption fees	0.00 (3)	— (3)	— (3)	0.00	(3)	0.00 (3)	0.01
Net asset value, end of year	$14.97	$13.29	$12.38	$11.38		$10.99	$8.52

TOTAL RETURN	14.99%	9.23%	11.62%	5.19	%(4)	33.10%	(24.13)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$85.12	$108.49	$55.28	$42.17		$39.40	$31.13
Ratio of expenses to average net assets
Before expense reimbursement	1.06%	1.06%	1.12%	1.20	%(5)	1.43%	1.58%
After expense reimbursement	1.06%	0.99%	0.99%	0.99	%(5)	0.99%	1.07%
Ratio of net investment income to average net assets
Before expense reimbursement	1.95%	1.68%	2.56%	2.60	%(5)	2.57%	2.73%
After expense reimbursement	1.95%	1.75%	2.69%	2.82	%(5)	3.01%	3.24%
Portfolio turnover rate(6)	52%	34%	35%	27	%(4)	26%	32%

(1)	For the seven-month period ended October 31, 2010. Effective October 31, 2010, the Fund changed its fiscal year end from March 31 to October 31.
(2)	Calculated based on average shares outstanding method.
(3)	Amount is less than $0.01.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS                                                                                                         1-800-966-4354

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HENNESSYFUNDS.COM

Financial Highlights
Hennessy Balanced Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$11.88	$11.13	$10.43	$9.48	$9.11

Income from investment operations:
Net investment income	0.02	0.04	0.05	0.05	0.10
Net realized and unrealized gains (losses) on securities	1.02	0.75	0.70	0.95	0.38
Total from investment operations	1.04	0.79	0.75	1.00	0.48

Less Distributions:
Dividends from net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.11)
Dividends from realized capital gains	—	—	—	—	—
Total distributions	(0.02)	(0.04)	(0.05)	(0.05)	(0.11)
Net asset value, end of year	$12.90	$11.88	$11.13	$10.43	$9.48

TOTAL RETURN	8.77%	7.13%	7.16%	10.53%	5.46%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$12.21	$25.17	$18.02	$12.50	$11.47
Ratio of net expenses to average net assets	1.75%	1.54%	1.61%	1.65%	1.73%
Ratio of net investment income to average net assets	0.14%	0.34%	0.42%	0.45%	1.17%
Portfolio turnover rate	22%	17%	39%	57%	46%

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Core Bond Fund

For an Investor Class share outstanding throughout each year

				For the
				Period April 1,
				2010 to
	Year Ended October 31,			October 31,		Year Ended March 31,
	2013	2012	2011	2010(1)		2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$9.97	$9.56	$9.82	$9.39		$8.75	$9.16

Income from investment operations:
Net investment income (loss)	0.27	0.28	0.35 (2)	0.23	(2)	0.38 (2)	0.35 (2)
Net realized and unrealized gains (losses) on investments	(0.23)	0.41	(0.14)	0.42		0.69	(0.44)
Total from investment operations	0.04	0.69	0.21	0.65		1.07	(0.09)

Less Distributions:
Dividends from net investment income	(0.27)	(0.20)	(0.32)	(0.22)		(0.38)	(0.32)
Dividends from net realized gains	(0.18)	(0.08)	(0.15)	—		(0.05)	—
Total distributions	(0.45)	(0.28)	(0.47)	(0.22)		(0.43)	(0.32)
Paid-in capital from redemption fees	—	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)
Net asset value, end of year	$9.56	$9.97	$9.56	$9.82		$9.39	$8.75

TOTAL RETURN	0.41%	7.38%	2.35%	6.98	%(4)	12.33%	(0.93)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$3.02	$3.57	$4.05	$4.45		$4.62	$2.06
Ratio of expenses to average net assets
Before expense reimbursement	2.26%	2.12%	2.38%	2.10	%(5)	1.93%	2.14%
After expense reimbursement	1.30%	1.30%	1.30%	1.30	%(5)	1.31%	1.33%
Ratio of net investment income to average net assets
Before expense reimbursement	1.70%	2.01%	2.58%	3.37	%(5)	3.49%	3.21%
After expense reimbursement	2.66%	2.83%	3.66%	4.17	%(5)	4.11%	4.02%
Portfolio turnover rate(6)	74%	75%	57%	46	%(4)	28%	39%

(1)	For the seven-month period ended October 31, 2010. Effective October 31, 2010, the Fund changed its fiscal year end from March 31 to October 31.
(2)	Calculated based on average shares outstanding method.
(3)	Amount is less than $0.01.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

Financial Highlights
Hennessy Core Bond Fund

For an Institutional Class share outstanding throughout each year

				For the
				Period
				April 1,
				2010 to
	Year Ended October 31,			October 31,		Year Ended March 31,
	2013	2012	2011	2010(1)		2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$9.06	$8.77	$9.05	$8.67		$8.11	$8.52

Income from investment operations:
Net investment income (loss)	0.19	0.27	0.34 (2)	0.23	(2)	0.37 (2)	0.35 (2)
Net realized and unrealized gains (losses) on investments	(0.13)	0.38	(0.12)	0.38		0.64	(0.42)
Total from investment operations	0.06	0.65	0.22	0.61		1.01	(0.07)

Less Distributions:
Dividends from net investment income	(0.29)	(0.28)	(0.35)	(0.23)		(0.40)	(0.34)
Dividends from net realized gains	(0.18)	(0.08)	(0.15)	—		(0.05)	—
Total distributions	(0.47)	(0.36)	(0.50)	(0.23)		(0.45)	(0.34)
Paid-in capital from redemption fees	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)
Net asset value, end of year	$8.65	$9.06	$8.77	$9.05		$8.67	$8.11

TOTAL RETURN	0.69%	7.63%	2.62%	7.15	%(4)	12.62%	(0.74)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$3.38	$33.34	$23.25	$24.25		$23.89	$22.05
Ratio of expenses to average net assets
Before expense reimbursement	1.67%	1.31%	1.43%	1.47	%(5)	1.69%	1.89%
After expense reimbursement	1.05%	1.05%	1.05%	1.05	%(5)	1.06%	1.08%
Ratio of net investment income to average net assets
Before expense reimbursement	2.28%	2.74%	3.54%	4.00	%(5)	3.74%	3.46%
After expense reimbursement	2.90%	3.00%	3.92%	4.41	%(5)	4.37%	4.27%
Portfolio turnover rate(6)	74%	75%	57%	46	%(4)	28%	39%

(1)	For the seven-month period ended October 31, 2010. Effective October 31, 2010, the Fund changed its fiscal year end from March 31 to October 31.
(2)	Calculated based on average shares outstanding method.
(3)	Amount is less than $0.01.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS                                                                                                         1-800-966-4354

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HENNESSYFUNDS.COM

Financial Highlights
Hennessy Gas Utility Index Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$23.05	$21.21	$17.83	$15.13	$15.26

Income from investment operations:
Net investment income	0.62	0.58	0.51 (1)	0.58	0.49
Net realized and unrealized gains (losses) on securities	4.18	1.99	3.59	2.72	0.60
Total from investment operations	4.80	2.57	4.10	3.30	1.09

Less Distributions:
Dividends from net investment income	(0.61)	(0.58)	(0.51)	(0.58)	(0.49)
Dividends from realized capital gains	(0.55)	(0.16)	(0.21)	(0.02)	(0.74)
Total distributions	(1.16)	(0.74)	(0.72)	(0.60)	(1.23)
Paid-in capital from redemption fees	0.00 (2)	0.01	0.00 (2)	0.00 (2)	0.01
Net asset value, end of year	$26.69	$23.05	$21.21	$17.83	$15.13

TOTAL RETURN	21.70%	12.41%	23.54%	22.25%	8.18%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$1,182.79	$746.82	$433.78	$244.04	$193.68
Ratio of expenses to average net assets
Before expense reimbursement	0.80%	0.69%	0.71%	0.77%	0.76%
After expense reimbursement	0.80%	0.69%	0.71%	0.76%	0.76%
Ratio of net investment income to average net assets
Before expense reimbursement	2.56%	2.72%	2.68%	3.50%	3.51%
After expense reimbursement	2.56%	2.72%	2.68%	3.51%	3.51%
Portfolio turnover rate	18%	16%	17%	16%	26%

(1)	Calculated based on average shares outstanding method.
(2)	Amount is less than $0.01.

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Small Cap Financial Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$19.54	$16.48	$18.11	$15.91	$15.22

Income from investment operations:
Net investment income (loss)	0.10	0.11	0.21 (1)	0.08	0.06
Net realized and unrealized gains (losses) on securities	5.88	3.24	(1.66)	2.17	0.81
Total from investment operations	5.98	3.35	(1.45)	2.25	0.87

Less Distributions:
Dividends from net investment income	(0.12)	(0.29)	(0.06)	(0.07)	(0.19)
Dividends from net realized gains	—	—	(0.13)	—	—
Total distributions	(0.12)	(0.29)	(0.19)	(0.07)	(0.19)
Paid-in capital from redemption fees	0.00 (2)	0.00 (2)	0.01	0.02	0.01
Net asset value, end of year	$25.40	$19.54	$16.48	$18.11	$15.91

TOTAL RETURN	30.80%	20.65%	(8.12)%	14.27%	5.89%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$243.42	$167.20	$154.21	$216.75	$187.56
Ratio of expenses to average net assets	1.46%	1.45%	1.52%	1.51%	1.51%
Ratio of net investment income to average net assets	0.48%	0.56%	0.81%	0.35%	0.50%
Portfolio turnover rate(3)	57%	43%	70%	89%	118%
(1)	Calculated based on average shares outstanding method.
(2)	Amount is less than $0.01.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

Financial Highlights
Hennessy Small Cap Financial Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$12.34	$10.55	$11.70	$10.34	$9.96

Income from investment operations:
Net investment income	0.14	0.16	0.19 (1)	0.09	0.19
Net realized and unrealized gains (losses) on securities	3.66	1.98	(1.09)	1.40	0.40
Total from investment operations	3.80	2.14	(0.90)	1.49	0.59

Less Distributions:
Dividends from net investment income	(0.18)	(0.35)	(0.12)	(0.13)	(0.21)
Dividends from net realized gains	—	—	(0.13)	—	—
Total distributions	(0.18)	(0.35)	(0.25)	(0.13)	(0.21)
Paid-in capital from redemption fees	—	0.00 (2)	—	0.00 (2)	—
Net asset value, end of year	$15.96	$12.34	$10.55	$11.70	$10.34

TOTAL RETURN	31.18%	20.95%	(8.00)%	14.52%	6.14%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$68.80	$43.79	$19.89	$25.01	$10.64
Ratio of expenses to average net assets	1.15%	1.25%	1.34%	1.23%	1.56%
Ratio of net investment income to average net assets	0.74%	0.72%	1.00%	0.61%	0.04%
Portfolio turnover rate(3)	57%	43%	70%	89%	118%

(1)	Calculated based on average shares outstanding method.
(2)	Amount is less than $0.01.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS                                                                                                         1-800-966-4354

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HENNESSYFUNDS.COM

Financial Highlights
Hennessy Large Cap Financial Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011		2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$14.16	$11.91	$12.88		$12.61	$11.14

Income from investment operations:
Net investment income (loss)	(0.03)	0.01	(0.04	)(1)	(0.08)	0.00 (2)
Net realized and unrealized gains (losses) on investments	4.89	2.24	(0.93)		0.35	1.58
Total from investment operations	4.86	2.25	(0.97)		0.27	1.58

Less Distributions:
Dividends from net investment income	(0.01)	—	—		—	(0.10)
Distribution in excess of net investment income	—	—	—		—	(0.02)
Dividends from net realized gains	—	—	—		—	—
Total distributions	(0.01)	—	—		—	(0.12)
Paid-in capital from redemption fees	0.00 (2)	0.00 (2)	0.00	(2)	0.00 (2)	0.01
Net asset value, end of year	$19.01	$14.16	$11.91		$12.88	$12.61

TOTAL RETURN	34.37%	18.89%	(7.53)%		2.14%	14.52%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$88.30	$64.66	$55.68		$48.72	$37.20
Ratio of expenses to average net assets
Before expense reimbursement	1.57%	1.57%	1.61%		1.78%	1.81%
After expense reimbursement	1.57%	1.57%	1.61%		1.78%	1.81%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursement	(0.22)%	0.09%	(0.34)%		(0.73)%	(0.08)%
After expense reimbursement	(0.22)%	0.09%	(0.34)%		(0.73)%	(0.08)%
Portfolio turnover rate	75%	93%	97%		150%	220%

(1)	Calculated based on average shares outstanding method.
(2)	Amount is less than $0.01.

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Technology Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011		2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$10.67	$10.86	$11.00		$9.05	$6.96

Income from investment operations:
Net investment income (loss)	(0.20)	(0.15)	(0.17	)(1)	(0.14)	(0.08)
Net realized and unrealized gains (losses) on investments	3.10	(0.04)	0.03		2.08	2.16
Total from investment operations	2.90	(0.19)	(0.14)		1.94	2.08

Less Distributions:
Dividends from net investment income	—	—	—		—	—
Dividends from net realized gains	—	—	—		—	—
Total distributions	—	—	—		—	—
Paid-in capital from redemption fees	—	0.00 (2)	0.00	(2)	0.01	0.01
Net asset value, end of year	$13.57	$10.67	$10.86		$11.00	$9.05

TOTAL RETURN	27.18%	(1.75)%	(1.27)%		21.55%	30.03%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$4.49	$4.44	$5.70		$8.21	$8.39
Ratio of expenses to average net assets
Before expense reimbursement	3.04%	3.20%	2.79%		2.50%	3.00%
After expense reimbursement	1.95%	1.95%	1.95%		1.95%	1.95%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursement	(2.36)%	(2.39)%	(2.38)%		(1.64)%	(2.10)%
After expense reimbursement	(1.27)%	(1.14)%	(1.54)%		(1.10)%	(1.05)%
Portfolio turnover rate(3)	164%	138%	141%		353%	211%

(1)	Calculated based on average shares outstanding method.
(2)	Amount is less than $0.01.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

Financial Highlights
Hennessy Technology Fund

For an Institutional Class share outstanding throughout each year

					Period
					Ended
	Year Ended October 31,				October 31,
	2013	2012	2011		2010(1)
PER SHARE DATA:
Net asset value, beginning of year	$10.73	$10.89	$11.00		$10.46

Income from investment operations:
Net investment income (loss)	(0.12)	(0.11)	(0.14	)(2)	(0.07)
Net realized and unrealized gains (losses) on investments	3.07	(0.05)	0.03		0.61
Total from investment operations	2.95	(0.16)	(0.11)		0.54
Paid-in capital from redemption fees	—	0.00 (3)	0.00	(3)	0.00	(3)
Net asset value, end of year	$13.68	$10.73	$10.89		$11.00

TOTAL RETURN	27.49%	(1.47)%	(1.00)%		5.16	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$1.19	$0.93	$1.16		$4.61
Ratio of expenses to average net assets
Before expense reimbursement	2.76%	4.11%	3.45%		2.34	%(5)
After expense reimbursement	1.70%	1.70%	1.70%		1.70	%(5)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursement	(2.10)%	(3.31)%	(2.99)%		(1.41	)%(5)
After expense reimbursement	(1.04)%	(0.90)%	(1.24)%		(0.77	)%(5)
Portfolio turnover rate(6)	164%	138%	141%		353	%(4)

(1)	Institutional Class shares commenced operations on March 12, 2010.
(2)	Calculated based on average shares outstanding method.
(3)	Amount is less than $0.01.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Japan Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009(1)
PER SHARE DATA:
Net asset value, beginning of year	$15.40	$13.99	$12.58	$11.38	$9.73

Income from investment operations:
Net investment income (loss)	(0.04)	(0.02)	(0.10)	(0.04)	0.02
Net realized and unrealized gains (losses) on securities	4.33	1.43	1.51	1.25	1.66
Total from investment operations	4.29	1.41	1.41	1.21	1.68

Less Distributions:
Dividends from net investment income	—	—	—	(0.01)	(0.03)
Dividends from net realized gains	—	—	—	—	—
Return of capital	(0.01)	—	—	(0.01)	—
Total distributions	(0.01)	—	—	(0.02)	(0.03)
Paid-in capital from redemption fees	—	—	—	0.01	0.00 (2)
Net asset value, end of year	$19.68	$15.40	$13.99	$12.58	$11.38

TOTAL RETURN	27.87%	10.08%	11.21%	11.04%	17.36%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$31.32	$10.38	$14.81	$20.01	$28.29
Ratio of expenses to average net assets
Before expense reimbursement	1.90%	2.03%	1.86%	1.71%	1.75%
After expense reimbursement	1.90%	2.03%	1.86%	1.59%	1.24%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	(0.35)%	(0.09)%	(0.54)%	(0.27)%	(0.34)%
After expense reimbursement	(0.35)%	(0.09)%	(0.54)%	(0.15)%	0.17%
Portfolio turnover rate(3)	6%	2%	166%	8%	17%

(1)
The financial highlights set forth for periods prior to September 17, 2009 represent the historical financial highlights of the SPARX Japan Fund.  On September 17, 2009, Hennessy Advisors, Inc. became the investment advisor to the Fund and the Fund changed its name to Hennessy Select SPARX Japan Fund.  In addition, the Investor Class shares were redesignated Original Class shares. In October 2012, the Fund changed its name to Hennessy Japan Fund and redesignated the Original Class shares to Investor Class shares.

(2)	Amount is less than $0.01.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

Financial Highlights
Hennessy Japan Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009(1)
PER SHARE DATA:
Net asset value, beginning of year	$15.60	$14.14	$12.66	$11.44	$9.78

Income from investment operations:
Net investment income (loss)	(0.03)	0.02	0.03	0.01	0.03
Net realized and unrealized gains (losses) on securities	4.42	1.44	1.45	1.23	1.66
Total from investment operations	4.39	1.46	1.48	1.24	1.69

Less Distributions:
Dividends from net investment income	—	—	—	(0.01)	(0.03)
Dividends from net realized gains	—	—	—	—	—
Return of capital	(0.01)	—	—	(0.01)	—
Total distributions	(0.01)	—	—	(0.02)	(0.03)
Paid-in capital from redemption fees	—	—	—	—	0.00 (2)
Net asset value, end of year	$19.98	$15.60	$14.14	$12.66	$11.44

TOTAL RETURN	28.19%	10.33%	11.69%	11.07%	17.37%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$9.07	$8.94	$9.70	$23.57	$25.55
Ratio of expenses to average net assets
Before expense reimbursement	1.66%	1.85%	1.64%	1.45%	1.75%
After expense reimbursement	1.66%	1.85%	1.64%	1.40%	1.24%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	(0.20)%	0.13%	0.19%	0.02%	(0.34)%
After expense reimbursement	(0.20)%	0.13%	0.19%	0.07%	0.17%
Portfolio turnover rate(3)	6%	2%	166%	8%	17%

(1)
The financial highlights set forth for periods prior to September 17, 2009 represent the historical financial highlights of the SPARX Japan Fund.  On September 17, 2009 Hennessy Advisors, Inc. became the investment advisor to the Fund and the Fund changed its name to Hennessy Select SPARX Japan Fund. In October 2012, the Fund changed its name to Hennessy Japan Fund.

(2)	Amount is less than $0.01 or $(0.01).
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Japan Small Cap Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009(1)
PER SHARE DATA:
Net asset value, beginning of year	$10.54	$10.09	$9.23	$9.74	$6.87

Income from investment operations:
Net investment income (loss)	0.06	(0.68)	0.06	— (2)	0.07
Net realized and unrealized gains (losses) on securities	3.44	1.17	0.80	(0.10)	2.80
Total from investment operations	3.50	0.49	0.86	(0.10)	2.87

Less Distributions:
Dividends from net investment income	—	(0.04)	—	(0.42)	—
Dividends from net realized gains	(2.34)	—	—	—	—
Total distributions	(2.34)	(0.04)	—	(0.42)	—
Paid-in capital from redemption fees	—	—	—	0.01	0.00 (2)
Net asset value, end of year	$11.70	$10.54	$10.09	$9.23	$9.74

TOTAL RETURN	40.59%	4.91%	9.32%	(0.72)%	41.78%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$14.82	$5.11	$24.08	$15.17	$16.20
Ratio of expenses to average net assets
Before expense reimbursement	2.39%	2.33%	2.10%	2.14%	3.10%
After expense reimbursement	2.39%	2.33%	2.10%	2.01%	1.60%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	(0.11)%	(0.66)%	0.17%	(0.14)%	(0.86)%
After expense reimbursement	(0.11)%	(0.66)%	0.17%	(0.01)%	0.64%
Portfolio turnover rate	141%	49%	61%	100%	138%

(1)
The financial highlights set forth for periods prior to September 17, 2009 represent the historical financial highlights of the SPARX Japan Smaller Companies Fund. On September 17, 2009 Hennessy Advisors, Inc. became the investment advisor to the Fund and the Fund changed its name to Hennessy Select SPARX Japan Smaller Companies Fund.  In addition, the Original Class shares were redesignated Investor Class shares. In October 2012, the Fund changed its name to Hennessy Japan Small Cap Fund and redesignated the Original Class shares to Investor Class shares.

(2)	Amount is less than $0.01 or $(0.01).

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PRIVACY POLICY

We collect the following non-public personal information about you:

•
information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth;

and

•
information about your transactions with us, our affiliates or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information and other financial information.

We do not disclose any non-public personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our Transfer Agent to process your transactions. Furthermore, we restrict access to your non-public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.

In the event that you hold shares of the Fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

HENNESSY FUNDS

Not part of prospectus.

FUND SYMBOLS AND CUSIPS

The Investor Class shares of the Hennessy Funds have the following fund symbols and cusips:

Fund – Investor Class	Symbol	Cusip
Hennessy Cornerstone Growth Fund	HFCGX	425888104
Hennessy Focus Fund	HFCSX	42588P700
Hennessy Cornerstone Mid Cap 30 Fund	HFMDX	425888302
Hennessy Cornerstone Large Growth Fund	HFLGX	42588P205
Hennessy Cornerstone Value Fund	HFCVX	425888203
Hennessy Large Value Fund	HLVFX	42588P502
Hennessy Total Return Fund	HDOGX	425887205
Hennessy Equity and Income Fund	HEIFX	42588P825
Hennessy Balanced Fund	HBFBX	425887106
Hennessy Core Bond Fund	HCBFX	42588P791
Hennessy Gas Utility Index Fund	GASFX	42588P833
Hennessy Small Cap Financial Fund	HSFNX	42588P874
Hennessy Large Cap Financial Fund	HLFNX	42588P882
Hennessy Technology Fund	HTECX	42588P858
Hennessy Japan Fund	HJPNX	425894102
Hennessy Japan Small Cap Fund	HJPSX	425894300

The Institutional Class shares of the Hennessy Funds have the following fund symbols and cusips:

Fund – Institutional Class	Symbol	Cusip
Hennessy Cornerstone Growth Fund	HICGX	425888500
Hennessy Focus Fund	HFCIX	42588P809
Hennessy Cornerstone Mid Cap 30 Fund	HIMDX	425888609
Hennessy Cornerstone Large Growth Fund	HILGX	42588P403
Hennessy Cornerstone Value Fund	HICVX	425888401
Hennessy Large Value Fund	HLVIX	42588P601
Hennessy Equity and Income Fund	HEIIX	42588P817
Hennessy Core Bond Fund	HCBIX	42588P783
Hennessy Small Cap Financial Fund	HISFX	42588P866
Hennessy Technology Fund	HTCIX	42588P841
Hennessy Japan Fund	HJPIX	425894201

Not part of prospectus.

HENNESSYFUNDS.COM

To learn more about the Hennessy Funds you may want to read the Hennessy Funds’ Statement of Additional Information (or “SAI”), which contains additional information about the Funds. The Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

You also may learn more about the Hennessy Funds’ investments by reading the Hennessy Funds’ annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors, without charge, upon request, simply by calling 1-800-966-4354. The Funds also make available the SAI and the annual and semi-annual reports, free of charge, on their website (hennessyfunds.com).

Prospective investors and shareholders who have questions about the Funds may also call 1-800-966-4354 or write to the following address:

Hennessy Funds
7250 Redwood Blvd.
Suite 200
Novato, CA 94945

The general public can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. (please call 1-202-551-8090 for information on the operations of the Public Reference Room). Reports and other information about the Hennessy Funds are also available on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov., or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

When seeking information about the Funds, please refer to the Hennessy Funds Trust’s Investment Company Act File No. 811-07168.

HENNESSY FUNDS	1-800-966-4354

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HENNESSYFUNDS.COM

For information, questions or assistance, please call

The Hennessy Funds

1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR	COUNSEL
Hennessy Advisors, Inc.	Foley & Lardner LLP
7250 Redwood Blvd., Suite 200	777 East Wisconsin Avenue
Novato, California 94945	Milwaukee, Wisconsin 53202-5306

ADMINISTRATOR,	INDEPENDENT REGISTERED
TRANSFER AGENT,	PUBLIC ACCOUNTING FIRMS
DIVIDEND PAYING AGENT &	KPMG LLP
SHAREHOLDER SERVICING AGENT	777 East Wisconsin Avenue
U.S. Bancorp Fund Services, LLC	Milwaukee, Wisconsin 53202-5306
P.O. Box 701
Milwaukee, Wisconsin 53201-0701	Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
CUSTODIAN	Philadelphia, Pennsylvania 19103
U.S. Bank N.A.
Custody Operations	DISTRIBUTOR
1555 North River Center Dr., Suite 302	Quasar Distributors, LLC
Milwaukee, Wisconsin 53212	615 East Michigan Street
Milwaukee, Wisconsin 53202
TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

Investing, Uncompromised

hennessyfunds.com | 1-800-966-4354